PERSPECTIVE ADVISORS
                           FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
            JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORKSM AND
                            JNLNY SEPARATE ACCOUNT II

o    Individual and group, single premium deferred annuity

o 2 guaranteed fixed accounts that offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York (Jackson National NY) (the "guaranteed fixed accounts"), as may be made available by us, or as may be otherwise limited by us

o    Investment Divisions which purchase shares of the following mutual Funds:

     JNL SERIES TRUST
     JNL/AIM Large Cap Growth Fund
     JNL/AIM Small Cap Growth Fund
     JNL/Alger Growth Fund
     JNL/Alliance Capital Growth Fund
     JNL/Eagle Core Equity Fund
     JNL/Eagle SmallCap Equity Fund
     JNL/FMR Balanced Fund
     JNL/FMR Capital Growth Fund
     JNL/JPMorgan International Value Fund
     JNL/Lazard Mid Cap Value Fund
     JNL/Lazard Small Cap Value Fund
     JNL/Mellon Capital Management S&P 500 Index Fund
     JNL/Mellon Capital Management S&P 400 MidCap Index Fund
     JNL/Mellon Capital Management Small Cap Index Fund
     JNL/Mellon Capital Management Bond Index Fund
     JNL/Mellon Capital Management International Index Fund
     JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund JNL/Oppenheimer Global Growth Fund
     JNL/Oppenheimer Growth Fund
     JNL/PIMCO Total Return Bond Fund
     JNL/PPM America Balanced Fund
     JNL/PPM America High Yield Bond Fund
     JNL/PPM America Money Market Fund
     JNL/PPM America Value Fund
     JNL/Putnam Equity Fund
     JNL/Putnam International Equity Fund
     JNL/Putnam Midcap Growth Fund
     JNL/Putnam Value Equity Fund
     JNL/Salomon Brothers Balanced Fund
     JNL/Salomon Brothers High Yield Bond Fund
     JNL/Salomon Brothers Strategic Bond Fund
     JNL/Salomon Brothers U.S. Government & Quality Bond Fund
     JNL/Select Large Cap Growth Fund
     JNL/Select Global Growth Fund
     JNL/T. Rowe Price Established Growth Fund
     JNL/T. Rowe Price Mid-Cap Growth Fund
     JNL/T. Rowe Price Value Fund
     JNL/S&P Aggressive Growth Fund I
     JNL/S&P Conservative Growth Fund I
     JNL/S&P Equity Growth Fund I
     JNL/S&P Equity Aggressive Growth Fund I
     JNL/S&P Moderate Growth Fund I
     JNL/S&P Very Aggressive Growth Fund I
     JNL/S&P Core Index 50 Fund
     JNL/S&P Core Index 75 Fund
     JNL/S&P Core Index 100 Fund

     JNL VARIABLE FUND LLC
     JNL/Mellon Capital Management Communications Sector Fund
     JNL/Mellon Capital Management Consumer Brands Sector Fund
     JNL/Mellon Capital Management Energy Sector Fund
     JNL/Mellon Capital Management Financial Sector Fund
     JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund



      WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT
                        FEATURES, BENEFITS AND CHARGES.

        THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVISORS
            FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF
             THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT
                                   OTHERWISE.

  EFFECTIVE SEPTEMBER 16, 2002, PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY
         WILL NO LONGER BE AVAILABLE FOR PURCHASE BY NON-NATURAL OWNERS
            (ENTITIES) OTHER THAN QUALIFIED PLANS AND CERTAIN TRUSTS.


--------------------------------------------------------------------------------
   o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisers Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2004, by calling Jackson National NY at (800) 599-5651 or by writing Jackson National NY at: Annuity Service Center, P.O. Box 0809, Denver, Colorado 80263-0809. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P(R).

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

                                   MAY 1, 2004

                                TABLE OF CONTENTS

Key Facts..............................................................    1

Fee Table..............................................................    3

The Annuity Contract...................................................   12

The Company............................................................   13

The Guaranteed Fixed Accounts..........................................   13

The Separate Account...................................................   13

Investment Divisions...................................................   13

Contract Charges.......................................................   16

Purchases..............................................................   18

Transfers..............................................................   19

Telephone and Internet Transactions....................................   20

Access to Your Money...................................................   21

Income Payments (The Income Phase).....................................   22

Death Benefit..........................................................   23

Taxes..................................................................   24

Other Information......................................................   27

Privacy Policy.........................................................   28

Table of Contents of the Statement of Additional Information...........   30

                 (This page has been intentionally left blank.)

                                    KEY FACTS

--------------------------------------------------------------------------------
ANNUITY SERVICE CENTER:         1 (800) 599-5651

         MAIL ADDRESS:          P.O. Box 378004, Denver, Colorado  80237

         DELIVERY ADDRESS:      8055 East Tufts Avenue, Second Floor, Denver,
                                Colorado  80237

INSTITUTIONAL MARKETING
  GROUP SERVICE CENTER:         1 (888) 464-7779

         MAIL ADDRESS:          P.O. Box 30901, Lansing, Michigan  48909-8401

         DELIVERY ADDRESS:      1 Corporate Way, Lansing, Michigan  48951
                                Attn:  IMG

HOME OFFICE:                    2900 Westchester Avenue, Purchase, New York
                                10577
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT

The single premium fixed and variable annuity Contract offered by Jackson National NY provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the guaranteed fixed accounts of Jackson National NY, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions (the "Allocation Options"). There may be periods when we do not offer any fixed accounts, or impose special transfer requirements on the fixed accounts. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You can put money into any of the Allocation Options but you may not put your money in more than 18 of the variable options plus the guaranteed fixed accounts during the life of your Contract.

--------------------------------------------------------------------------------
EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

Jackson National NY makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the guaranteed fixed accounts. During the accumulation phase, Jackson National NY deducts a $30 annual Contract maintenance charge from your Contract.

There are also investment charges which are expected to range, on an annual basis, from .60% to 1.38% of the average daily value of a Funds, depending on the Fund.

--------------------------------------------------------------------------------
PURCHASES

You can buy a Contract for $25,000 or more. You cannot add subsequent premiums to your Contract. We reserve the right to restrict availability or impose restrictions on the guaranteed fixed accounts. We reserve the right to refuse any premium payment. We expect to profit from certain charges assessed under the Contract (i.e., the mortality and expense risk charge) associated with the Contract.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can take money out of your Contract during the accumulation phase. You may have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.


--------------------------------------------------------------------------------
FREE LOOK

You may return your Contract to the selling agent or to Jackson National NY within 20 days after receiving it. Jackson National NY will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the guaranteed fixed accounts, minus any withdrawals from the guaranteed fixed account. We will determine the contract value in the Investment Divisions as of the date the Contract is received by Jackson National NY or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

--------------------------------------------------------------------------------

                                    FEE TABLE

The information below describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The information describes the fees and expenses that you will pay at the time that you buy the Contract, receive income payments or transfer cash value between Allocation Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES/1/

         WITHDRAWAL CHARGE:
         None

         TRANSFER FEE:
         $25 for each transfer in excess of 15 in a Contract year

         COMMUTATION FEE2: An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

The information below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

         CONTRACT MAINTENANCE CHARGE: $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as an annual percentage of average daily account value)

         Mortality and Expense Risk Charges                      1.35%
         Administration Charge                                    .15%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.50%

The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)

Minimum:  0.60%

Maximum: 1.38%




FUND ANNUAL EXPENSES
(as a percentage of a Fund's average net assets)


----------------------------------------------------------    MANAGEMENT
                                                                  AND          ESTIMATED    12B-1                    TOTAL FUND
                                                            ADMINISTRATIVE   DISTRIBUTION   SERVICE       OTHER        ANNUAL
                                                                  FEE        (12B-1) FEES*    FEE**     EXPENSES+     EXPENSES
----------------------------------------------------------- ---------------- -------------- ---------- ------------- ------------
JNL/AIM Large Cap Growth Fund                                    0.85%           0.08%        0.20%         0%             1.13%
JNL/AIM Small Cap Growth Fund                                    0.95%           0.04%        0.20%         0%             1.19%
JNL/Alger Growth Fund                                            0.88%           0.07%        0.20%         0%             1.15%
JNL/Alliance Capital Growth Fund                                 0.68%           0.03%        0.20%         0%             0.91%
JNL/Eagle Core Equity Fund                                       0.77%           0.04%        0.20%         0%             1.01%
JNL/Eagle SmallCap Equity Fund                                   0.85%           0.05%        0.20%         0%             1.10%
JNL/FMR Balanced Fund*****                                       0.80%           0.02%        0.20%         0%             1.02%
JNL/FMR Capital Growth Fund*****                                 0.80%           0.02%        0.20%         0%             1.02%
JNL/JPMorgan International Value Fund                            0.92%              0%        0.20%         0%             1.12%
JNL/Lazard Mid Cap Value Fund                                    0.88%           0.09%        0.20%         0%             1.17%
JNL/Lazard Small Cap Value Fund                                  0.93%           0.07%        0.20%         0%             1.20%
JNL/Mellon Capital Management S&P 500 Index Fund****             0.39%           0.01%        0.20%         0%             0.60%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund****      0.39%           0.01%        0.20%         0%             0.60%
JNL/Mellon Capital Management Small Cap Index Fund****           0.39%           0.01%        0.20%         0%             0.60%
JNL/Mellon Capital Management Bond Index Fund                    0.40%              0%        0.20%         0%             0.60%
JNL/Mellon Capital Management International Index Fund           0.45%              0%        0.20%         0%             0.65%
JNL/Mellon Capital Management Enhanced S&P 500 Stock
Index Fund****                                                   0.58%           0.02%        0.20%         0%             0.80%
JNL/Oppenheimer Global Growth Fund                               0.85%              0%        0.20%         0%             1.05%
JNL/Oppenheimer Growth Fund                                      0.80%              0%        0.20%         0%             1.00%
JNL/PIMCO Total Return Bond Fund                                 0.60%              0%        0.20%         0%             0.80%
JNL/PPM America Balanced Fund                                    0.60%           0.01%        0.20%         0%             0.81%
JNL/PPM America High Yield Bond Fund                             0.61%              0%        0.20%         0%             0.81%
JNL/PPM America Money Market Fund                                0.40%              0%        0.20%         0%             0.60%
JNL/PPM America Value Fund                                       0.65%           0.03%        0.20%         0%             0.88%
JNL/Putnam Equity Fund                                           0.77%           0.07%        0.20%         0%             1.04%
JNL/Putnam International Equity Fund                             0.93%           0.03%        0.20%         0%             1.16%
JNL/Putnam Midcap Growth Fund                                    0.85%           0.06%        0.20%         0%             1.11%
JNL/Putnam Value Equity Fund                                     0.74%           0.05%        0.20%         0%             0.99%
JNL/Salomon Brothers Balanced Fund                               0.70%              0%        0.20%         0%             0.90%
JNL/Salomon Brothers High Yield Bond Fund                        0.70%              0%        0.20%         0%             0.90%
JNL/Salomon Brothers Strategic Bond Fund                         0.75               0%        0.20%         0%             0.95%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund         0.58%              0%        0.20%         0%             0.78%
JNL/Select Large Cap Growth Fund******                           0.78%           0.04%        0.20%         0%             1.02%
JNL/Select Global Growth Fund******                              0.89%           0.05%        0.20%         0%             1.14%
JNL/T. Rowe Price Established Growth Fund                        0.72%           0.03%        0.20%         0%             0.95%
JNL/T. Rowe Price Mid-Cap Growth Fund                            0.83%           0.01%        0.20%         0%             1.04%
JNL/T. Rowe Price Value Fund                                     0.80%           0.02%        0.20%         0%             1.02%
JNL/S&P Aggressive Growth Fund I***                              0.18%              0%           0%         0%             0.18%
JNL/S&P Conservative Growth Fund I***                            0.18%              0%           0%         0%             0.18%
JNL/S&P Equity Aggressive Growth Fund I***                       0.18%              0%           0%         0%             0.18%
JNL/S&P Equity Growth Fund I***                                  0.18%              0%           0%         0%             0.18%
JNL/S&P Moderate Growth Fund I***                                0.17%              0%           0%         0%             0.17%
JNL/S&P Very Aggressive Growth Fund I***                         0.18%              0%           0%         0%             0.18%
JNL/S&P Core Index 50 Fund***                                    0.18%              0%           0%         0%             0.18%
JNL/S&P Core Index 75 Fund***                                    0.18%              0%           0%         0%             0.18%
JNL/S&P Core Index 100 Fund***                                   0.18%              0%           0%         0%             0.18%
JNL/Mellon Capital Management Communications Sector
Fund****                                                         0.52%              0%        0.20%        0.01%           0.73%
JNL/Mellon Capital Management Consumer Brands Sector
Fund****                                                         0.52%              0%        0.20%        0.02%           0.74%
JNL/Mellon Capital Management Energy Sector Fund****             0.52%              0%        0.20%        0.02%           0.74%
JNL/Mellon Capital Management Financial Sector Fund****          0.52%              0%        0.20%        0.01%           0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare
Sector Fund****                                                  0.52%              0%        0.20%        0.02%           0.74%
JNL/Mellon Capital Management Technology Sector Fund****         0.52%              0%        0.20%        0.01%           0.73%
----------------------------------------------------------- ---------------- -------------- ---------- ------------- ------------

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund pay an administrative fee of .15%; the nine JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay an administrative fee of .10%. The administrative fees are paid to Jackson National Asset Management, LLC. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.

* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** Effective December 15, 2003, the Fund implemented a Rule 12b-1 fee for Class A shares as a part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

***UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Funds (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.77% to 1.38% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Fund based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Fund I......................1.093%
         JNL/S&P Moderate Growth Fund I..........................1.129%
         JNL/S&P Aggressive Growth Fund I........................1.167%
         JNL/S&P Very Aggressive Growth Fund I...................1.202%
         JNL/S&P Equity Growth Fund I............................1.195%
         JNL/S&P Equity Aggressive Growth Fund I.................1.196%
         S&P/JNL Core Index 50 Fund .............................1.038%
         S&P/JNL Core Index 75 Fund .............................0.950%
         S&P/JNL Core Index 100 Fund ............................0.855%

****As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

*****As of May 3, 2004, Fidelity Management & Research Company replaced Janus Capital Management LLC as the sub-adviser to this Fund.

******As of May 3, 2004, Wellington Management Company LLP replaced Janus Capital Management LLC as the sub-adviser to this Fund.

+ Other Expenses reflect the fees and expense of the disinterested Managers and of independent legal counsel to the disinterested Managers.

EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year whether you surrender or maintain the Contract since there is no withdrawal charge. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses. Based on these assumptions, your costs would be:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$304              $930              $1,582           $3,327

The following examples include minimum fund fees and expenses. Based on these assumptions, your costs would be:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$226              $697              $1,195           $2,565

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the Funds. Premium taxes may also apply.

The examples reflect the Contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the guaranteed fixed accounts.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is provided below. ACCUMULATION UNIT VALUES

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division for a base contract at a 1.50% Mortality, Expense and Administration level as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

Effective February 18, 2004, Mellon Capital Management replaced Curian Capital LLC as the sub-adviser to the following divisions: JNL/Mellon Capital Management Consumer Brands Sector, JNL/Mellon Capital Management Communications Sector, JNL/Mellon Capital Management Financial Sector, JNL/Mellon Capital Management Energy Sector, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector, and JNL/Mellon Capital Management Technology Sector.

Effective May 3, 2004, Wellington Management Company LLP replaced Janus Capital Management LLC as the sub-adviser to the following divisions: JNL/Select Large Cap Growth and JNL/Select Global Growth. Also, Effective May 3, 2004,

Effective May 3, 2004 the following mergers will take place among the divisions:
JNL/AIM Premier Equity II will be merged into JNL/AIM Large Cap Growth, JNL/Janus Growth & Income will be merged into JNL/Eagle Core Equity Fund, JNL/S&P Conservative Growth II will be merged into JNL/S&P Conservative Growth I, JNL/S&P Moderate Growth II will be merged into JNL/S&P Moderate Growth I, JNL/S&P Aggressive Growth II will be merged into JNL/S&P Aggressive Growth I, JNL/S&P Very Aggressive Growth II will be merged into JNL/S&P Very Aggressive Growth I, JNL/S&P Equity Growth II will be merged into JNL/S&P Equity Growth I, and JNL/S&P Equity Aggressive Growth II will be merged into JNL/S&P Equity Aggressive Growth I.

Effective May 3, 2004, the following division name change will occur: JNL/Salmon Brothers Global Bond will be changed to JNL/Salmon Brothers Strategic Bond.

INVESTMENT DIVISIONS                                                 DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                                         2003           2002          2001         2000 (A)

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                 $10.00         N/A(q)        N/A(q)         N/A(q)
    End of period                                                       $11.36         N/A(q)        N/A(q)         N/A(q)
  Accumulation units outstanding
  at the end of period                                                     -           N/A(q)        N/A(q)         N/A(q)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                 N/A(t)         N/A(t)        N/A(t)         N/A(t)
    End of period                                                       N/A(t)         N/A(t)        N/A(t)         N/A(t)
  Accumulation units outstanding
  at the end of period                                                  N/A(t)         N/A(t)        N/A(t)         N/A(t)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                  $7.56         $10.00        N/A(o)         N/A(o)
    End of period                                                       $10.31         $7.56         N/A(o)         N/A(o)
  Accumulation units outstanding
  at the end of period                                                     -             -           N/A(o)         N/A(o)

JNL/Alliance Capital Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                  $5.34         $7.86          $9.34         $10.00
    End of period                                                        $6.54         $5.34          $7.86          $9.34
  Accumulation units outstanding
  at the end of period                                                   6,940           -             607            607

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                  $7.21         $10.00        N/A(n)         N/A(n)
    End of period                                                        $9.90         $7.21         N/A(n)         N/A(n)
  Accumulation units outstanding
  at the end of period                                                    399           400          N/A(n)         N/A(n)

JNL/Janus Growth & Income Division (d)
  Accumulation unit value:
    Beginning of period                                                  $6.46         $8.38          $9.84         $10.00
    End of period                                                        $7.94         $6.46          $8.38          $9.84
  Accumulation units outstanding
  at the end of period                                                   2,653         2,647         13,082           897

JNL/Lazard Mid Cap Value Division (e)
  Accumulation unit value:
    Beginning of period                                                  $9.87         $11.66        $10.46         $10.00
    End of period                                                       $12.53         $9.87         $11.66         $10.46
  Accumulation units outstanding
  at the end of period                                                    606           607            607            607

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                  $7.65         $10.00        N/A(m)         N/A(m)
    End of period                                                       $10.46         $7.65         N/A(m)         N/A(m)
  Accumulation units outstanding
  at the end of period                                                   1,139         1,132         N/A(m)         N/A(m)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                 $10.00         N/A(s)        N/A(s)         N/A(s)
    End of period                                                       $10.68         N/A(s)        N/A(s)         N/A(s)
  Accumulation units outstanding
  at the end of period                                                     -           N/A(s)        N/A(s)         N/A(s)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                 $10.00         N/A(s)        N/A(s)         N/A(s)
    End of period                                                       $10.18         N/A(s)        N/A(s)         N/A(s)
  Accumulation units outstanding
  at the end of period                                                     -           N/A(s)        N/A(s)         N/A(s)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                 $10.00         N/A(s)        N/A(s)         N/A(s)
    End of period                                                       $10.54         N/A(s)        N/A(s)         N/A(s)
  Accumulation units outstanding
  at the end of period                                                     -           N/A(s)        N/A(s)         N/A(s)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                 $10.00         N/A(s)        N/A(s)         N/A(s)
    End of period                                                       $10.23         N/A(s)        N/A(s)         N/A(s)
  Accumulation units outstanding
  at the end of period                                                     -           N/A(s)        N/A(s)         N/A(s)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                 $10.00         N/A(s)        N/A(s)         N/A(s)
    End of period                                                       $10.22         N/A(s)        N/A(s)         N/A(s)
  Accumulation units outstanding
  at the end of period                                                     -           N/A(s)        N/A(s)         N/A(s)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                 $10.00         N/A(s)        N/A(s)         N/A(s)
    End of period                                                       $10.08         N/A(s)        N/A(s)         N/A(s)
  Accumulation units outstanding
  at the end of period                                                     -           N/A(s)        N/A(s)         N/A(s)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                  $7.85         $10.25        $10.00         N/A(k)
    End of period                                                       $10.86         $7.85         $10.25         N/A(k)
  Accumulation units outstanding
  at the end of period                                                    136           101             -           N/A(k)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                  $7.38         $10.03        $10.00         N/A(j)
    End of period                                                        $8.56         $7.38         $10.03         N/A(j)
  Accumulation units outstanding
  at the end of period                                                     -             -              -           N/A(j)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                 $11.27         $10.51        $10.00         N/A(i)
    End of period                                                       $11.63         $11.27        $10.51         N/A(i)
  Accumulation units outstanding
  at the end of period                                                   4,828         6,171          5,264         N/A(i)

JNL/PPM America Money Market Fund Division
  Accumulation unit value:
    Beginning of period                                                 $10.10         $10.15        $10.00         N/A(g)
    End of period                                                       $10.00         $10.10        $10.15         N/A(g)
  Accumulation units outstanding
  at the end of period                                                  28,730         28,906        89,756         N/A(g)

JNL/Putnam Equity Division (d) Accumulation unit value:
    Beginning of period                                                  $5.36         $7.17          $9.71         $10.00
    End of period                                                        $6.72         $5.36          $7.17          $9.71
  Accumulation units outstanding
  at the end of period                                                   2,162         2,114          9,514          1,833

JNL/Putnam International Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                  $6.29         $8.04         $10.24         $10.00
    End of period                                                        $7.97         $6.29          $8.04         $10.24
  Accumulation units outstanding
  at the end of period                                                   4,712         4,714          4,715          1,437

JNL/Putnam Midcap Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                  $5.13         $7.37         $10.24         $10.00
    End of period                                                        $6.75         $5.13          $7.37         $10.24
  Accumulation units outstanding
  at the end of period                                                    697           698            699            700

JNL/Putnam Value Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                  $7.51         $9.52         $10.31         $10.00
    End of period                                                        $9.22         $7.51          $9.52         $10.31
  Accumulation units outstanding
  at the end of period                                                  17,880         17,886        17,447          5,012

JNL/S&P Conservative Growth Division II (b)
  Accumulation unit value:
    Beginning of period                                                  $7.48         $8.70          $9.50         $10.00
    End of period                                                        $8.89         $7.48          $8.70          $9.50
  Accumulation units outstanding
  at the end of period                                                  91,202        100,759        113,808        14,416

JNL/S&P Moderate Growth Division II
  Accumulation unit value:
    Beginning of period                                                  $7.65         $9.19         $10.00         N/A(i)
    End of period                                                        $9.27         $7.65          $9.19         N/A(i)
  Accumulation units outstanding
  at the end of period                                                     -             -            8,342         N/A(i)

JNL/S&P Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                                  $7.68         $10.00        N/A(l)         N/A(l)
    End of period                                                        $9.54         $7.68         N/A(l)         N/A(l)
  Accumulation units outstanding
  at the end of period                                                   8,010         3,925         N/A(l)         N/A(l)

JNL/S&P Very Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                                 N/A(t)         N/A(t)        N/A(t)         N/A(t)
    End of period                                                       N/A(t)         N/A(t)        N/A(t)         N/A(t)
  Accumulation units outstanding
  at the end of period                                                  N/A(t)         N/A(t)        N/A(t)         N/A(t)

JNL/S&P Equity Growth Division II
  Accumulation unit value:
    Beginning of period                                                  $7.28         $9.99         $10.00         N/A(h)
    End of period                                                        $9.12         $7.28          $9.99         N/A(h)
  Accumulation units outstanding
  at the end of period                                                   5,015         7,013          7,306         N/A(h)

JNL/S&P Equity Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                                 N/A(t)         N/A(t)        N/A(t)         N/A(t)
    End of period                                                       N/A(t)         N/A(t)        N/A(t)         N/A(t)
  Accumulation units outstanding
  at the end of period                                                  N/A(t)         N/A(t)        N/A(t)         N/A(t)

JNL/Salomon Brothers Balanced Division (d)
  Accumulation unit value:
    Beginning of period                                                  $9.17         $10.04        $10.25         $10.00
    End of period                                                       $10.58         $9.17         $10.04         $10.25
  Accumulation units outstanding
  at the end of period                                                   8,448         9,980         13,290            -

JNL/Salomon Brothers Global Bond Division
  Accumulation unit value:
    Beginning of period                                                 $10.00         N/A(p)        N/A(p)         N/A(p)
    End of period                                                       $10.90         N/A(p)        N/A(p)         N/A(p)
  Accumulation units outstanding
  at the end of period                                                     -           N/A(p)        N/A(p)         N/A(p)

JNL/Salomon Brothers High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                 $10.00         N/A(r)        N/A(r)         N/A(r)
    End of period                                                       $10.69         N/A(r)        N/A(r)         N/A(r)
  Accumulation units outstanding
  at the end of period                                                     -           N/A(r)        N/A(r)         N/A(r)

JNL/Select Large Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                  $4.40         $6.36          $9.25         $10.00
    End of period                                                        $5.87         $4.40          $6.36          $9.25
  Accumulation units outstanding
  at the end of period                                                   1,627         1,630          1,534          1,535

JNL/T. Rowe Price Mid-Cap Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                  $7.69         $10.00        $10.31         $10.00
    End of period                                                       $10.50         $7.69         $10.00         $10.31
  Accumulation units outstanding
  at the end of period                                                   1,055         1,020           911            911

(a) The Separate Account commenced operations on September 1, 2000.
(b) The JNL/S&P Conservative Growth Division commenced operations on November 3, 2000.
(c) The JNL/Putnam Value Equity Division commenced operations on November 17, 2000.
(d) Each of the JNL/Janus Growth & Income Division, JNL/Putnam Equity
    Division, JNL/Salomon Brothers Balanced Division commenced operations on November 27, 2000.
(e) Commenced operations on December 14, 2000.
(f) The JNL/Putnam Midcap Growth Division commenced operations on December 19, 2000.
(g) The JNL/PPM America Money Market Division commenced operations on
    February 12, 2001.
(h) The JNL/S&P Equity Growth Division commenced operations on March 28, 2001.
(i) The JNL/PIMCO Total Return Bond Division and the JNL/S&P Moderate Growth Division II commenced operations on June 7, 2001.
(j) The JNL/Oppenheimer Growth Division commenced operations on August 15, 2001.
(k) The JNL/Oppenheimer Global Growth Division commenced operations on December 14, 2001.
(l) The JNL/S&P Aggressive Growth Division commenced operations on January 7, 2002.
(m) The JNL/Lazard Small Cap Value Division commenced operations on April 1,
    2002.
(n) The JNL/JPMorgan International Value Division commenced operations on April 22, 2002.
(o) The JNL/AIM Small Cap Growth Division commenced operations on May 8, 2002.
(p) The JNL/Salomon Brothers Global Bond Division commenced operations on February 28, 2003.
(q) The JNL/AIM Large Cap Growth Division commenced operations on June 27, 2003.
(r) The JNL/Salomon Brothers High Yield Bond Division commenced operations on September 25, 2003.
(s) Commenced operations on December 15, 2003.
(t) These investment divisions had not commenced operations as of December 31, 2003.

The consolidated balance sheets of Jackson National NY as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2003, and the statements of assets and liabilities of JNLNY Separate Account II as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended are included in the SAI.

                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National NY is a Contract between you, the owner, and Jackson National NY, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity Contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified Contract or a tax-qualified Contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed accounts, as may be made available by us, or as may be otherwise limited by us. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National NY for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National NY. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The owner (or the joint owners) can exercise all the rights under the Contract. You can assign the Contract at any time before the income date but Jackson National NY will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The Contracts described in this prospectus are single premium deferred annuities and may be issued as either individual or group Contracts. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                   THE COMPANY

Jackson National NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson National NY is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National NY has responsibility for administration of the Contracts and the separate account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract owner and the number and type of Contracts issued to each Contract owner, and records with respect to the value of each Contract.

Jackson National NY is working to provide statements/correspondence/information electronically. When this program is available, Jackson National NY will, if possible, forward statements/correspondence/information electronically. If you elect to receive statements/correspondence electronically and wish to discontinue electronic delivery, contact Jackson National NY's Service Center in writing.

                          THE GUARANTEED FIXED ACCOUNTS

If you select a guaranteed fixed account, your money will be placed with Jackson National NY's other assets. The guaranteed fixed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed accounts. Disclosures regarding the Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the available guaranteed fixed accounts, as supplemented by our administrative requirements relating to transfers. Both the availability of the guaranteed fixed account options, and transfers into and out of the guaranteed fixed account options, may be subject to contractual and administrative requirements. Accordingly, before purchasing a Contract, you should consult your Jackson National NY representative with respect to the current availability of the guaranteed fixed accounts and their limitations.

                              THE SEPARATE ACCOUNT

The JNLNY Separate Account II was established by Jackson National NY on November 10, 1998, pursuant to the provisions of New York law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National NY and the obligations under the Contracts are obligations of Jackson National NY. However, the Contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson National NY may issue.

The separate account is divided into Investment Divisions. Jackson National NY does not guarantee the investment performance of the separate account or the Investment Divisions.

                              INVESTMENT DIVISIONS

You can put money in any or all of the Investment Divisions; however, you may not allocate your money to more than 18 Allocation Options, which includes the guaranteed fixed accounts, during the life of your Contract. The Investment Divisions purchase shares of the following Funds:

JNL SERIES TRUST
     JNL/AIM Large Cap Growth Fund
     JNL/AIM Small Cap Growth Fund
     JNL/Alger Growth Fund
     JNL/Alliance Capital Growth Fund
     JNL/Eagle Core Equity Fund
     JNL/Eagle SmallCap Equity Fund
     JNL/FMR Balanced Fund
     JNL/FMR Capital Growth Fund
     JNL/JPMorgan International Value Fund
     JNL/Lazard Mid Cap Value Fund
     JNL/Lazard Small Cap Value Fund
     JNL/Mellon Capital Management S&P 500 Index Fund
     JNL/Mellon Capital Management S&P 400 MidCap Index Fund
     JNL/Mellon Capital Management Small Cap Index Fund
     JNL/Mellon Capital Management Bond Index Fund
     JNL/Mellon Capital Management International Index Fund
     JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund JNL/Oppenheimer Global Growth Fund
     JNL/Oppenheimer Growth Fund
     JNL/PIMCO Total Return Bond Fund
     JNL/PPM America Balanced Fund
     JNL/PPM America High Yield Bond Fund
     JNL/PPM America Money Market Fund
     JNL/PPM America Value Fund
     JNL/Putnam Equity Fund
     JNL/Putnam International Equity Fund
     JNL/Putnam Midcap Growth Fund
     JNL/Putnam Value Equity Fund
     JNL/Salomon Brothers Balanced Fund
     JNL/Salomon Brothers High Yield Bond Fund
     JNL/Salomon Brothers Strategic Bond Fund
     JNL/Salomon Brothers U.S. Government & Quality Bond Fund
     JNL/Select Large Cap Growth Fund
     JNL/Select Global Growth Fund
     JNL/T. Rowe Price Established Growth Fund
     JNL/T. Rowe Price Mid-Cap Growth Fund
     JNL/T. Rowe Price Value Fund
     JNL/S&P Aggressive Growth Fund I
     JNL/S&P Conservative Growth Fund I
     JNL/S&P Equity Growth Fund I
     JNL/S&P Equity Aggressive Growth Fund I
     JNL/S&P Moderate Growth Fund I
     JNL/S&P Very Aggressive Growth Fund I
     JNL/S&P Core Index 50 Fund
     JNL/S&P Core Index 75 Fund
     JNL/S&P Core Index 100 Fund

     JNL VARIABLE FUND LLC
     JNL/Mellon Capital Management Communications Sector Fund
     JNL/Mellon Capital Management Consumer Brands Sector Fund
     JNL/Mellon Capital Management Energy Sector Fund
     JNL/Mellon Capital Management Financial Sector Fund
     JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund


The Funds are described in the attached prospectuses for the JNL Series Trust and JNL Variable Fund LLC. Jackson National Asset Management, LLC serves as investment adviser for all of the Funds. The sub-adviser for each Fund is listed in the following table:

------------------------------------------- ----------------------------------------------------------
SUB-ADVISER                                 FUND
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
A I M Capital Management, Inc.              JNL/AIM Large Cap Growth Fund
                                            JNL/AIM Small Cap Growth Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
Alliance Capital Management L.P.            JNL/Alliance Capital Growth Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
Eagle Asset Management                      JNL/Eagle Core Equity Fund
                                            JNL/Eagle SmallCap Equity Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
Fidelity Management & Research Company      JNL/FMR Balanced Fund
                                            JNL/FMR Capital Growth Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
Fred Alger Management, Inc.                 JNL/Alger Growth Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
J.P. Morgan Investment Management Inc.      JNL/JPMorgan International Value Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
Lazard Asset Management                     JNL/Lazard Mid Cap Value Fund
                                            JNL/Lazard Small Cap Value Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
Mellon Capital Management Corporation       JNL/Mellon Capital Management S&P 500 Index Fund
                                            JNL/Mellon Capital Management S&P 400 MidCap Index Fund
                                            JNL/Mellon Capital Management Bond Index Fund
                                            JNL/Mellon Capital Management International Index Fund
                                            JNL/Mellon Capital Management Small Cap Index Fund
                                            JNL/Mellon Capital Management Enhanced S&P 500 Stock
                                            Index Fund
                                            JNL/Mellon Capital Management Communications Sector Fund
                                            JNL/Mellon Capital Management Consumer Brands Fund
                                            JNL/Mellon Capital Management Energy Sector Fund
                                            JNL/Mellon Capital Management Financial Sector Fund
                                            JNL/Mellon Capital Management Pharmaceutical/Healthcare
                                            Sector Fund
                                            JNL/Mellon Capital Management Technology Sector Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
OppenheimerFunds, Inc.                      JNL/Oppenheimer Global Growth Fund
                                            JNL/Oppenheimer Growth Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
Pacific Investment Management Company       JNL/PIMCO Total Return Bond Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
PPM America, Inc.                           JNL/PPM America Balanced Fund
                                            JNL/PPM America High Yield Bond Fund
                                            JNL/PPM America Money Market Fund
                                            JNL/PPM America Value Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
Putnam Investment Management, Inc.          JNL/Putnam Equity Fund
                                            JNL/Putnam International Equity Fund
                                            JNL/Putnam Midcap Growth Fund
                                            JNL/Putnam Value Equity Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
Standard & Poor's Investment Advisory       JNL/S&P Aggressive Growth Fund I
Services, Inc.                              JNL/S&P Conservative Growth Fund I
                                            JNL/S&P Equity Aggressive
                                            Growth Fund I JNL/S&P Equity
                                            Growth Fund I JNL/S&P Moderate
                                            Growth Fund I JNL/S&P Very
                                            Aggressive Growth Fund I
                                            JNL/S&P Core Index 50 Fund
                                            JNL/S&P Core Index 75 Fund
                                            JNL/S&P Core Index 100 Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
Salomon Brothers Asset Management Inc.      JNL/Salomon Brothers Balanced Fund
                                            JNL/Salomon Brothers High Yield Bond Fund
                                            JNL/Salomon Brothers Strategic Bond Fund
                                            JNL/Salomon Brothers U.S. Government & Quality Bond Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
T. Rowe Price Associates, Inc.              JNL/T. Rowe Price Established Growth Fund
                                            JNL/T. Rowe Price Mid-Cap Growth Fund
                                            JNL/T. Rowe Price Value Fund
------------------------------------------- ----------------------------------------------------------
------------------------------------------- ----------------------------------------------------------
Wellington Management Company LLP           JNL/Select Large Cap Growth Fund
                                            JNL/Select Global Growth Fund
------------------------------------------- ----------------------------------------------------------

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual Funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment advisers. The Funds described are available only through variable annuity Contracts issued by Jackson National NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Funds. You should read the prospectuses for the JNL Series Trust and JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National NY will obtain from you and other owners of the Contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders. When Jackson National NY receives instructions, we will vote all the shares Jackson National NY owns in proportion to those instructions.

SUBSTITUTION. Jackson National NY may be required or determine in its sole discretion to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC and the New York Insurance Department. Jackson National NY will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National NY makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts.

These charges are for the mortality risks, expense risks and administrative expenses. We will pay the charges not covered by the insurance charges. These charges compensate us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson National NY assumes arise from its obligations under the Contracts:

o to make income payments for the life of the annuitant during the income phase; and o to provide a death benefit prior to the income date.

The expense risk that Jackson National NY assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the Contract maintenance charge.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National NY deducts a $30 annual Contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the full Contract maintenance charge will also be deducted. This charge is for administrative expenses. The Contract maintenance charge will be assessed on the contract anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the contract value.

Currently, Jackson National NY will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson National NY may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract year. Jackson National NY may waive the transfer fee in connection with pre-authorized automatic transfer programs and any transfers we require, or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. Jackson National NY pays the operating expenses of the separate account, including those not covered by the mortality and expense and administrative charges.

There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust and JNL Variable Fund LLC.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund pay an administrative fee of .15%; the nine JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay an administrative fee of .10%. The administrative fees are paid to Jackson National Asset Management, LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National NY is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% depending on the state. New York does not currently impose a premium tax on annuity premiums.

INCOME TAXES. Jackson National NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., is located at 8055 E. Tufts Avenue, Denver, Colorado 80237, and serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiaries of Jackson National Life Insurance Company.

Commissions will be paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. We may also pay commissions on the income date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, Jackson National NY may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National NY may under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. Jackson National NY may use any of its corporate assets to cover the cost of distribution, including any profit from the Contract insurance charges. Jackson National NY is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between .30% and .45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

                                    PURCHASES

MINIMUM PREMIUM:

The Contract is a single premium Contract, which means that you cannot add additional premiums to this Contract after the first premium payment. The minimum premium must be at least $25,000.

The maximum premium we accept without our prior approval is $1 million.

The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and Investment Division. We reserve the right to restrict availability or impose restrictions on the guaranteed fixed accounts. A withdrawal request that would reduce the remaining contract value to less than $100 will be treated as a request for a complete withdrawal.

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson National NY will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%.

There may be more than 18 Allocation Options available under the Contract; however, you may not allocate your money to more than 18 Allocation Options during the life of your Contract.

Jackson National NY will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information required by us for purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National NY is unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National NY business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

CAPITAL PROTECTION PROGRAM. Jackson National NY offers a Capital Protection program that a Contract owner may request at issue. Under this program, Jackson National NY will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if the guaranteed fixed account options are available. You should consult your Jackson National NY representative with respect to the current availability of guaranteed fixed accounts, their limitations, and the availability of the Capital Protection program.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. The contract value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson National NY uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National NY determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

     1. determining the total amount of assets held in the particular Investment Division;

     2. subtracting any insurance charges and any other charges, such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from business day to business day.

When you make a premium payment, Jackson National NY credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National NY's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between Investment Divisions.

You can make 15 transfers every year during the accumulation phase without charge. If the remaining value in a guaranteed fixed account or Investment Division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer. There may be periods when we do not offer any guaranteed fixed accounts, or when we impose special transfer requirements on the guaranteed fixed accounts.

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, Jackson National NY reserves the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers may be modified if Jackson National NY determines that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Jackson National NY considers to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.

If Jackson National NY identifies a pattern of frequent trading in and out of the sub-accounts, Jackson National NY places the Contract on a watch list, and if the trading pattern continues, Jackson National NY may terminate the transfer privileges, or terminate electronic or telephone transfer privileges or require the transfer instructions to be mailed through regular US postal service, as necessary. Jackson National NY does not exempt any person or class of persons from this policy. Jackson National NY reserves the right to change, terminate, limit, or suspend the transfer provisions at any time. If Jackson National NY limits the transfer privileges, you may need to make a partial surrender to access the value of the Contract in the Investment Divisions from which you sought a transfer. Jackson National NY will notify you and your representative in writing within 5 days after the pattern of frequent trading is identified.

Starting May 1, 2004, We will restrict round trip transfers made within 15 calendar days. We will allow redemptions from a sub-account, however, once a complete or partial redemption has been made from a sub-account through a sub-account transfer, you will not be permitted to transfer contract value back into that sub-account within 15 calendar days of the redemption. This restriction will not apply to the money market sub-account, the Fixed Accounts, Dollar Cost Averaging or the Automatic Rebalancing program. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous 15 days whether the transfer was requested by you or a third party. This restriction is designed to prevent abusive trading practices. If We determine that our goal of curtailing abusive trading practices is not being fulfilled, We may amend or replace the procedure described above without prior notice. We will consider waiving the procedure described above for unanticipated financial emergencies. Please contact our Service Center if your transfer request entails what you believe is a financial emergency.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnlny.com, Jackson National NY's Internet Web site, subject to Jackson National NY's right to terminate electronic or telephone transfer privileges, as described above. Jackson National NY's Customer Service representatives are available during business hours to provide you with information about your account. Jackson National NY requires that you provide proper identification before performing transactions over the telephone or through Jackson National NY's Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to Jackson National NY in an application, at Jackson National NY's Web site, or through other means will authorize Jackson National NY to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify Jackson National NY to the contrary. To notify Jackson National NY, please call the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson National NY at the time and date stated on the electronic acknowledgement Jackson National NY returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National NY will retain permanent records of all Web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION. Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

OUR PROCEDURES. Jackson National NY's procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Jackson National NY's procedures include requesting identifying information and tape-recording telephone communications, and other specific details. Jackson National NY and Jackson National NY's affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if Jackson National NY fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, Jackson National NY may be held liable for such losses.

Jackson National NY does not guarantee access to telephonic and electronic information or that Jackson National NY will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National NY also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in good order. Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and Jackson National NY will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

Upon notification of the owner's death, any telephone transfer authorization, other than by surviving joint owners, designated by the owner ceases, and Jackson National NY will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1. the value of the Contract on the day your withdrawal request is received by Us;

     2.   less any premium tax; and

     3.   less any Contract maintenance charge.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in the guaranteed fixed account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract value to less than $100 will be treated as a request for a complete withdrawal.

Your withdrawal request must be in writing. Jackson National NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract holder monies.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National NY may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the separate account or determine Investment Division value of its assets; or

     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The income date is the month and year in which those payments begin. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson National NY may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20 and state law permits, Jackson National NY may set the frequency of payments so that the first payment would be at least $20.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the income date;

     2. the 4.5% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.

Jackson National NY calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your contract value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments. The following income options may not be available in all states.

     OPTION 1 - Life Income. This income option provides monthly payments for the annuitant's life.

     OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for the annuitant's life and for the life of another person.

     OPTION 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     ADDITIONAL OPTIONS - Other income options may be made available by Jackson National NY.

                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan service center.

DEATH OF OWNER BEFORE THE INCOME DATE. If you or any joint owner die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies, unless the joint owner is the deceased owner's spouse who elects to continue the Contract. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

The death benefit is the greater of:

     1. the current value of your Contract at the end of the business day when we receive proof of death and a payment election at our service center, or

     2. the total premiums paid prior to the death of the owner, minus any withdrawals, charges, fees and premium taxes incurred, or

     3. the greatest anniversary value until the Owner's 81st birthday. The anniversary value is defined as the contract value on the first day of each Contract year, less any withdrawals since that anniversary.

The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National NY receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current contract value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

If you have elected the Preselected Death Benefit Option, the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, and the owner is not an annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a qualified Contract. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest income date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract are taxable to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract, and all riders attached hereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson National NY believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas a Contract offers 52 Investment Divisions and 2 Fixed Accounts, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other guaranteed fixed account from the one-year guaranteed fixed account or any of the other Investment Divisions. If the guaranteed fixed accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year guaranteed fixed account option, if currently available, and the JNL/PPM America Money Market Fund).

REBALANCING. You can arrange to have Jackson National NY automatically reallocate your contract value among Investment Divisions and the one-year guaranteed fixed account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

Jackson National NY does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your Contract to the selling agent or to Jackson National NY within 20 days after receiving it. Jackson National NY will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the guaranteed fixed accounts, minus any withdrawals from the guaranteed fixed account (if available). We will determine the contract value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National NY may advertise several types of performance for the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the Contract maintenance charge. The deduction of the Contract maintenance charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National NY's administrative systems, rules and procedures. Prior to 2001, Jackson National NY required entities performing market timing and asset allocation services to enter into a market timing agreement, which set forth certain conditions intended to limited adverse impact on the other Contract owners. Jackson National NY no longer requires an agreement, as Jackson National NY limits such transfers as described below, and in the "Transfers" section of this Prospectus. Because excessive trades in an underlying Fund can hurt the Fund and corresponding Investment Division's performance and harm Contract owners, Jackson National NY reserves the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract owners that it believes will disadvantage the Fund or the Contract owners.

Market timing or asset allocation services may conflict with transactions under Jackson National NY's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when Jackson National NY receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, Jackson National NY will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National NY may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson National NY may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National NY.

LEGAL PROCEEDINGS. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National NY is a party.

Jackson National Life Insurance Company ("Jackson National" or "JNL"), Jackson National NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


--------------------------------------------------------------------------------
QUESTIONS. If you have questions about your Contract, you may call or write to us at:

     o Jackson National NY Annuity Service Center: (800) 599-5651, P.O. Box 0809, Denver, Colorado 80263-0809

     o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692
--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History .........................................   2

Services ................................................................   2

Purchase of Securities Being Offered ....................................   2

Underwriters ............................................................   2

Calculation of Performance ..............................................   2

Additional Tax Information ..............................................   7

Annuity Provisions.......................................................  19

Financial Statements ....................................................  20


--------

1 See "Contract Charges." When at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender we will assess the following charges: $15 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Excess interest adjustments will not be charged on wire/overnight fees.

2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2004


                INDIVIDUAL AND GROUP DEFERRED FIXED AND VARIABLE
                                ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT II
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2004. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378004, Denver, Colorado 80237, or calling 1-800-599-5651.



                                TABLE OF CONTENTS
                                                                       PAGE

General Information and History.......................................... 2
Services................................................................. 2
Purchase of Securities Being Offered..................................... 2
Underwriters............................................................. 2
Calculation of Performance............................................... 2
Additional Tax Information............................................... 5
Annuity Provisions...................................................... 17
Financial Statements ................................................... 18

GENERAL INFORMATION AND HISTORY

JNLNY Separate Account II (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly-owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded insurance company in the United Kingdom.

SERVICES

Jackson National NY keeps the assets of the Separate Account. Jackson National NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account II and Jackson National NY for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 300 East Wacker Drive, Suite 1400, Chicago, Illinois 60601.

Jorden Burt LLP has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 East Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National Life Insurance Company.

The aggregate amount of underwriting commissions paid to broker/dealers were:
$66,364 in 2001, $224,715 in 2002 and $45,854 in 2003. JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson National NY advertises performance for an Investment Division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. No deduction is made for premium taxes which may be assessed by certain states.

Jackson National NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                [OBJECT OMITTED]

Where:

 a = net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
 b = expenses for the Investment Division accrued for the period (net of reimbursements).
 c = the average daily number of accumulation units outstanding during the period.
 d = the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Fund is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National NY is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National NY and its operations form a part of Jackson National NY.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas the Contract offers 53 Investment Divisions and 7 Fixed Accounts although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts which are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National NY's administrative procedures. Jackson National NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National NY specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National NY in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

                o attains age 70 1/2,
                o severs employment,
                o dies, or
                o suffers an unforeseeable financial emergency as defined
                  in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE.

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 4.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 4.5% per annum.

                           JNLNY SEPARATE ACCOUNT II

                               [GRAPHIC OMITTED]

                              FINANCIAL STATEMENTS

                               DECEMBER 31, 2003

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                             JNL/AIM             JNL/             JNL/Curian        JNL/Curian
                                            Large Cap      Alliance Capital     Communications   Consumer Brands
                                         Growth Portfolio  Growth Portfolio    Sector Portfolio     Portfolio
                                         ----------------- ------------------  ----------------- -----------------
ASSETS
Investments, at value (a)                             $ -           $ 45,367                $ -               $ -
Receivables:
   Investment securities sold                           -                  -              1,818             1,629
   Sub-account units sold                               -                  -                  -                 -
                                         ----------------- ------------------  ----------------- -----------------
TOTAL ASSETS                                            -             45,367              1,818             1,629
                                         ----------------- ------------------  ----------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                      -                  -                  -                 -
   Sub-account units redeemed                           -                  -              1,816             1,629
   Insurance fees due to Jackson National
      Life of New York                                  -                  -                  2                 -
                                         ----------------- ------------------  ----------------- -----------------
TOTAL LIABILITIES                                       -                  -              1,818             1,629
                                         ----------------- ------------------  ----------------- -----------------
NET ASSETS                                            $ -           $ 45,367                $ -               $ -
                                         ================= ==================  ================= =================

UNITS OUTSTANDING                                       -              6,940                  -                 -

UNIT VALUE                                        $ 11.36             $ 6.54            $ 10.68           $ 10.18

------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                                  -              4,573                  -                 -
     Investments at cost                              $ -           $ 43,720                $ -               $ -



                                                                                  JNL/Curian
                                            JNL/Curian        JNL/Curian       Pharmaceutical/        JNL/Curian
                                          Energy Sector    Financial Sector   Healthcare Sector       Technology
                                            Portfolio         Portfolio           Portfolio        Sector Portfolio
                                         ----------------- -----------------  -------------------  -----------------
ASSETS
Investments, at value (a)                             $ -               $ -                  $ -                $ -
Receivables:
   Investment securities sold                       1,791             1,739                1,737              1,612
   Sub-account units sold                               -                 -                    -                  -
                                         ----------------- -----------------  -------------------  -----------------
TOTAL ASSETS                                        1,791             1,739                1,737              1,612
                                         ----------------- -----------------  -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                      -                 -                    -                  -
   Sub-account units redeemed                       1,791             1,739                1,737              1,612
   Insurance fees due to Jackson National
      Life of New York                                  -                 -                    -                  -
                                         ----------------- -----------------  -------------------  -----------------
TOTAL LIABILITIES                                   1,791             1,739                1,737              1,612
                                         ----------------- -----------------  -------------------  -----------------
NET ASSETS                                            $ -               $ -                  $ -                $ -
                                         ================= =================  ===================  =================

UNITS OUTSTANDING                                       -                 -                    -                  -

UNIT VALUE                                        $ 10.54           $ 10.23              $ 10.22            $ 10.08

--------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                                  -                 -                    -                  -
     Investments at cost                              $ -               $ -                  $ -                $ -



                                             JNL/Janus          JNL/Janus
                                             Aggressive      Growth & Income
                                          Growth Portfolio      Portfolio
                                         ------------------- -----------------
ASSETS
Investments, at value (a)                           $ 9,555          $ 21,056
Receivables:
   Investment securities sold                             -                 1
   Sub-account units sold                                 -                 -
                                         ------------------- -----------------
TOTAL ASSETS                                          9,555            21,057
                                         ------------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                 -
   Sub-account units redeemed                             -                 -
   Insurance fees due to Jackson National
      Life of New York                                    -                 1
                                         ------------------- -----------------
TOTAL LIABILITIES                                         -                 1
                                         ------------------- -----------------
NET ASSETS                                          $ 9,555          $ 21,056
                                         =================== =================

UNITS OUTSTANDING                                     1,628             2,652

UNIT VALUE                                           $ 5.87            $ 7.94

------------------------------------------------------------------------------

(a)  Investment shares                                  541             2,982
     Investments at cost                            $ 8,704          $ 24,304


                       See notes to financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                           JNL/JPMorgan         JNL/Lazard         JNL/Lazard        JNL/Oppenheimer
                                           International         Mid Cap           Small Cap          Global Growth
                                          Value Portfolio    Value Portfolio    Value Portfolio         Portfolio
                                         ------------------  -----------------  -----------------  --------------------
ASSETS
Investments, at value (a)                          $ 3,953            $ 7,599           $ 11,915               $ 1,472
Receivables:
   Investment securities sold                            -                  -                  -                     -
   Sub-account units sold                                -                  -                  -                     -
                                         ------------------  -----------------  -----------------  --------------------
TOTAL ASSETS                                         3,953              7,599             11,915                 1,472
                                         ------------------  -----------------  -----------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                       -                  -                  -                     -
   Sub-account units redeemed                            -                  -                  -                     -
   Insurance fees due to Jackson National
      Life of New York                                   -                  -                  -                     -
                                         ------------------  -----------------  -----------------  --------------------
TOTAL LIABILITIES                                        -                  -                  -                     -
                                         ------------------  -----------------  -----------------  --------------------
NET ASSETS                                         $ 3,953            $ 7,599           $ 11,915               $ 1,472
                                         ==================  =================  =================  ====================

UNITS OUTSTANDING                                      399                607              1,139                   136

UNIT VALUE                                          $ 9.90            $ 12.53            $ 10.46               $ 10.86

-----------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                                 517                577                913                   145
     Investments at cost                           $ 3,634            $ 6,680           $ 10,300               $ 1,211




                                                                 JNL/PIMCO           JNL/PPM
                                          JNL/Oppenheimer       Total Return      America Money       JNL/Putnam
                                          Growth Portfolio     Bond Portfolio   Market Portfolio   Equity Portfolio
                                         -------------------  ----------------- ------------------ -----------------
ASSETS
Investments, at value (a)                               $ -           $ 56,179          $ 287,234          $ 14,534
Receivables:
   Investment securities sold                             -                  2                 12                 1
   Sub-account units sold                                 -                  -                  -                 -
                                         -------------------  ----------------- ------------------ -----------------
TOTAL ASSETS                                              -             56,181            287,246            14,535
                                         -------------------  ----------------- ------------------ -----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                  -                  -                 -
   Sub-account units redeemed                             -                  -                  -                 -
   Insurance fees due to Jackson National
      Life of New York                                    -                  2                 12                 1
                                         -------------------  ----------------- ------------------ -----------------
TOTAL LIABILITIES                                         -                  2                 12                 1
                                         -------------------  ----------------- ------------------ -----------------
NET ASSETS                                              $ -           $ 56,179          $ 287,234          $ 14,534
                                         ===================  ================= ================== =================

UNITS OUTSTANDING                                         -              4,828             28,729             2,162

UNIT VALUE                                           $ 8.56            $ 11.63            $ 10.00            $ 6.72

--------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                                    -              4,777            287,234               879
     Investments at cost                                $ -           $ 55,281          $ 287,234          $ 18,325



                                            JNL/Putnam         JNL/Putnam
                                           International         Midcap
                                         Equity Portfolio    Growth Portfolio
                                         ------------------  ----------------
ASSETS
Investments, at value (a)                         $ 37,545           $ 4,704
Receivables:
   Investment securities sold                            2                 -
   Sub-account units sold                                -                 -
                                         ------------------  ----------------
TOTAL ASSETS                                        37,547             4,704
                                         ------------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                       -                 -
   Sub-account units redeemed                            -                 -
   Insurance fees due to Jackson National
      Life of New York                                   2                 -
                                         ------------------  ----------------
TOTAL LIABILITIES                                        2                 -
                                         ------------------  ----------------
NET ASSETS                                        $ 37,545           $ 4,704
                                         ==================  ================

UNITS OUTSTANDING                                    4,713               697

UNIT VALUE                                          $ 7.97            $ 6.75

-----------------------------------------------------------------------------

(a)  Investment shares                               3,907               690
     Investments at cost                          $ 32,966           $ 6,663

                       See notes to financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                            JNL/Putnam         JNL/S&P             JNL/S&P
                                           Value Equity       Aggressive        Conservative       JNL/S&P Equity
                                            Portfolio      Growth Portfolio IIGrowth Portfolio II Growth Portfolio II
                                         ----------------- -----------------  ------------------  -----------------
ASSETS
Investments, at value (a)                       $ 164,843          $ 76,425           $ 811,051           $ 45,717
Receivables:
   Investment securities sold                           7                 3                  33                  2
   Sub-account units sold                               -                 -                   -                  -
                                         ----------------- -----------------  ------------------  -----------------
TOTAL ASSETS                                      164,850            76,428             811,084             45,719
                                         ----------------- -----------------  ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                      -                 -                   -                  -
   Sub-account units redeemed                           -                 -                   -                  -
   Insurance fees due to Jackson National
      Life of New York                                  7                 3                  33                  2
                                         ----------------- -----------------  ------------------  -----------------
TOTAL LIABILITIES                                       7                 3                  33                  2
                                         ----------------- -----------------  ------------------  -----------------
NET ASSETS                                      $ 164,843          $ 76,425           $ 811,051           $ 45,717
                                         ================= =================  ==================  =================

UNITS OUTSTANDING                                  17,880             8,010              91,202              5,015

UNIT VALUE                                         $ 9.22            $ 9.54              $ 8.89             $ 9.12

-------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                             10,245             8,784              87,116              5,430
     Investments at cost                        $ 177,706          $ 71,213           $ 869,331           $ 49,824




                                            JNL/Salomon         JNL/Salomon        JNL/Salomon       JNL/T. Rowe
                                         Brothers Balanced    Brothers Global    Brothers High YieldPrice Mid-Cap
                                             Portfolio         Bond Portfolio     Bond Portfolio    Growth Portfolio
                                         -------------------  -----------------  -----------------  --------------
ASSETS
Investments, at value (a)                          $ 89,351                $ -                $ -        $ 11,076
Receivables:
   Investment securities sold                             4                  -                  -               -
   Sub-account units sold                                 -                  -                  -               -
                                         -------------------  -----------------  -----------------  --------------
TOTAL ASSETS                                         89,355                  -                  -          11,076
                                         -------------------  -----------------  -----------------  --------------

LIABILITIES
Payables:
   Investment securities purchased                        -                  -                  -               -
   Sub-account units redeemed                             -                  -                  -               -
   Insurance fees due to Jackson National
      Life of New York                                    4                  -                  -               -
                                         -------------------  -----------------  -----------------  --------------
TOTAL LIABILITIES                                         4                  -                  -               -
                                         -------------------  -----------------  -----------------  --------------
NET ASSETS                                         $ 89,351                $ -                $ -        $ 11,076
                                         ===================  =================  =================  ==============

UNITS OUTSTANDING                                     8,448                  -                  -           1,055

UNIT VALUE                                          $ 10.58            $ 10.90            $ 10.69         $ 10.50

------------------------------------------------------------------------------------------------------------------

(a)  Investment shares                                8,153                  -                  -             445
     Investments at cost                           $ 84,771                $ -                $ -         $ 9,958

                       See notes to financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                               JNL/AIM                JNL/               JNL/Curian            JNL/Curian
                                              Large Cap         Alliance Capital       Communications       Consumer Brands
                                         Growth Portfolio (a)   Growth Portfolio    Sector Portfolio (b)     Portfolio (b)
                                         --------------------  -------------------- ---------------------  -------------------
INVESTMENT INCOME
   Dividends                                             $ -                   $ -                   $ -                  $ -
                                         --------------------  -------------------- ---------------------  -------------------

EXPENSES
   Insurance charges                                      43                    93                     1                    1
                                         --------------------  -------------------- ---------------------  -------------------
TOTAL EXPENSES                                            43                    93                     1                    1
                                         --------------------  -------------------- ---------------------  -------------------
                                         --------------------  -------------------- ---------------------  -------------------
NET INVESTMENT LOSS                                      (43)                  (93)                   (1)                  (1)
                                         --------------------  -------------------- ---------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                     -                     -                    -
   Investments                                           525                     1                   117                   30
Net change in unrealized appreciation
   on investments                                          -                 1,647                     -                    -
                                         --------------------  -------------------- ---------------------  -------------------
NET REALIZED AND UNREALIZED GAIN                         525                 1,648                   117                   30
                                         --------------------  -------------------- ---------------------  -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 482               $ 1,555                 $ 116                 $ 29
---------------------------------------  ====================  ==================== =====================  ===================



                                                                                            JNL/Curian
                                               JNL/Curian            JNL/Curian          Pharmaceutical/           JNL/Curian
                                              Energy Sector       Financial Sector      Healthcare Sector          Technology
                                              Portfolio (b)        Portfolio (b)          Portfolio (b)        Sector Portfolio (b)
                                           --------------------  -------------------  -----------------------  --------------------
INVESTMENT INCOME
   Dividends                                               $ -                  $ -                      $ -                   $ -
                                           --------------------  -------------------  -----------------------  --------------------

EXPENSES
   Insurance charges                                         1                    1                        1                     1
                                           --------------------  -------------------  -----------------------  --------------------
TOTAL EXPENSES                                               1                    1                        1                     1
                                           --------------------  -------------------  -----------------------  --------------------
                                           --------------------  -------------------  -----------------------  --------------------
NET INVESTMENT LOSS                                         (1)                  (1)                      (1)                   (1)
                                           --------------------  -------------------  -----------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                    -                        -                     -
   Investments                                              93                   41                       39                    13
Net change in unrealized appreciation
   on investments                                            -                    -                        -                     -
                                           --------------------  -------------------  -----------------------  --------------------
NET REALIZED AND UNREALIZED GAIN                            93                   41                       39                    13
                                           --------------------  -------------------  -----------------------  --------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $ 92                 $ 40                     $ 38                  $ 12
---------------------------------------    ====================  ===================  =======================  ====================



                                                JNL/Janus              JNL/Janus
                                                Aggressive          Growth & Income
                                             Growth Portfolio          Portfolio
                                           ---------------------  ---------------------
INVESTMENT INCOME
   Dividends                                                $ -                  $ 100
                                           ---------------------  ---------------------

EXPENSES
   Insurance charges                                        123                    279
                                           ---------------------  ---------------------
TOTAL EXPENSES                                              123                    279
                                           ---------------------  ---------------------
                                           ---------------------  ---------------------
NET INVESTMENT LOSS                                        (123)                  (179)
                                           ---------------------  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                      -
   Investments                                               (9)                  (189)
Net change in unrealized appreciation
   on investments                                         2,529                  4,283
                                           ---------------------  ---------------------
NET REALIZED AND UNREALIZED GAIN                          2,520                  4,094
                                           ---------------------  ---------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      $ 2,397                $ 3,915
---------------------------------------    =====================  =====================

(a) Commencement of operations June 27, 2003.
(b) Commencement of operations December 15, 2003.

                       See notes to financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                JNL/JPMorgan           JNL/Lazard           JNL/Lazard         JNL/Oppenheimer
                                               International            Mid Cap              Small Cap          Global Growth
                                              Value Portfolio       Value Portfolio       Value Portfolio         Portfolio
                                           ----------------------- -------------------  -------------------- --------------------
INVESTMENT INCOME
   Dividends                                                 $ 50                $ 14                   $ -                  $ -
                                           ----------------------- -------------------  -------------------- --------------------

EXPENSES
   Insurance charges                                           74                 100                   148                   23
                                           ----------------------- -------------------  -------------------- --------------------
TOTAL EXPENSES                                                 74                 100                   148                   23
                                           ----------------------- -------------------  -------------------- --------------------
                                           ----------------------- -------------------  -------------------- --------------------
NET INVESTMENT LOSS                                           (24)                (86)                 (148)                 (23)
                                           ----------------------- -------------------  -------------------- --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                      -                   -                     -                    -
   Investments                                              2,279                 548                   (60)                 275
Net change in unrealized appreciation
   on investments                                           1,459               1,546                 3,407                  361
                                           ----------------------- -------------------  -------------------- --------------------
NET REALIZED AND UNREALIZED GAIN                            3,738               2,094                 3,347                  636
                                           ----------------------- -------------------  -------------------- --------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $ 3,714             $ 2,008               $ 3,199                $ 613
---------------------------------------    ======================= ===================  ==================== ====================



                                                                      JNL/PIMCO              JNL/PPM
                                              JNL/Oppenheimer        Total Return         America Money         JNL/Putnam
                                             Growth Portfolio       Bond Portfolio      Market Portfolio     Equity Portfolio
                                           ---------------------- -------------------  -------------------- -------------------
INVESTMENT INCOME
   Dividends                                                 $ -               $ 809               $ 1,451                $ 43
                                           ---------------------- -------------------  -------------------- -------------------

EXPENSES
   Insurance charges                                          37                 975                 4,669                 189
                                           ---------------------- -------------------  -------------------- -------------------
TOTAL EXPENSES                                                37                 975                 4,669                 189
                                           ---------------------- -------------------  -------------------- -------------------
                                           ---------------------- -------------------  -------------------- -------------------
NET INVESTMENT LOSS                                          (37)               (166)               (3,218)               (146)
                                           ---------------------- -------------------  -------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -               1,018                     -                   -
   Investments                                             1,023               4,383                     -                 (95)
Net change in unrealized appreciation
   on investments                                              -              (2,799)                    -               3,186
                                           ---------------------- -------------------  -------------------- -------------------
NET REALIZED AND UNREALIZED GAIN                           1,023               2,602                     -               3,091
                                           ---------------------- -------------------  -------------------- -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         $ 986             $ 2,436              $ (3,218)            $ 2,945
---------------------------------------    ====================== ===================  ==================== ===================



                                               JNL/Putnam           JNL/Putnam
                                              International           Midcap
                                            Equity Portfolio     Growth Portfolio
                                           -------------------- -------------------
INVESTMENT INCOME
   Dividends                                             $ 541                 $ -
                                           -------------------- -------------------

EXPENSES
   Insurance charges                                       500                  61
                                           -------------------- -------------------
TOTAL EXPENSES                                             500                  61
                                           -------------------- -------------------
                                           -------------------- -------------------
NET INVESTMENT LOSS                                         41                 (61)
                                           -------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                   -
   Investments                                          (6,018)                (42)
Net change in unrealized appreciation
   on investments                                       12,585               1,231
                                           -------------------- -------------------
NET REALIZED AND UNREALIZED GAIN                         6,567               1,189
                                           -------------------- -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 6,608             $ 1,128
---------------------------------------    ==================== ===================


                       See notes to financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003



                                               JNL/Putnam             JNL/S&P                JNL/S&P
                                              Value Equity           Aggressive            Conservative         JNL/S&P Equity
                                                Portfolio       Growth Portfolio II    Growth Portfolio II   Growth Portfolio II
                                           -------------------- ---------------------  --------------------- ---------------------
INVESTMENT INCOME
   Dividends                                           $ 1,751                 $ 661               $ 15,036                  $ 62
                                           -------------------- ---------------------  --------------------- ---------------------

EXPENSES
   Insurance charges                                     2,164                   554                 11,448                   753
                                           -------------------- ---------------------  --------------------- ---------------------
TOTAL EXPENSES                                           2,164                   554                 11,448                   753
                                           -------------------- ---------------------  --------------------- ---------------------
                                           -------------------- ---------------------  --------------------- ---------------------
NET INVESTMENT LOSS                                       (413)                  107                  3,588                  (691)
                                           -------------------- ---------------------  --------------------- ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                     -                      -                     -
   Investments                                            (505)                   (8)               (15,795)              (10,731)
Net change in unrealized appreciation
   on investments                                       31,419                 8,729                146,472                22,970
                                           -------------------- ---------------------  --------------------- ---------------------
NET REALIZED AND UNREALIZED GAIN                        30,914                 8,721                130,677                12,239
                                           -------------------- ---------------------  --------------------- ---------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    $ 30,501               $ 8,828              $ 134,265              $ 11,548
---------------------------------------    ==================== =====================  ===================== =====================



                                               JNL/Salomon             JNL/Salomon            JNL/Salomon           JNL/T. Rowe
                                            Brothers Balanced        Brothers Global      Brothers High Yield      Price Mid-Cap
                                                Portfolio          Bond Portfolio (a)      Bond Portfolio (b)     Growth Portfolio
                                           ---------------------  ---------------------- -----------------------  -----------------
INVESTMENT INCOME
   Dividends                                            $ 1,721                     $ -                     $ -                $ -
                                           ---------------------  ---------------------- -----------------------  -----------------

EXPENSES
   Insurance charges                                      1,303                      21                      14                140
                                           ---------------------  ---------------------- -----------------------  -----------------
TOTAL EXPENSES                                            1,303                      21                      14                140
                                           ---------------------  ---------------------- -----------------------  -----------------
                                           ---------------------  ---------------------- -----------------------  -----------------
NET INVESTMENT LOSS                                         418                     (21)                    (14)              (140)
                                           ---------------------  ---------------------- -----------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                       -                       -                 55
   Investments                                           (1,547)                    293                     212                 (9)
Net change in unrealized appreciation
   on investments                                        13,605                       -                       -              3,064
                                           ---------------------  ---------------------- -----------------------  -----------------
NET REALIZED AND UNREALIZED GAIN                         12,058                     293                     212              3,110
                                           ---------------------  ---------------------- -----------------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 12,476                   $ 272                   $ 198            $ 2,970
---------------------------------------    =====================  ====================== =======================  =================

(a) Commencement of operations February 28, 2003.
(b) Commencement of operations September 25, 2003.

                       See notes to financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                     JNL/AIM                JNL/               JNL/Curian            JNL/Curian
                                                    Large Cap         Alliance Capital       Communications       Consumer Brands
                                               Growth Portfolio (a)   Growth Portfolio     Sector Portfolio (b)    Portfolio (b)
                                               --------------------  --------------------  --------------------  -------------------
OPERATIONS
   Net investment loss                                       $ (43)                $ (93)                 $ (1)                $ (1)
   Net realized gain (loss) on investments                     525                     1                   117                   30
   Net change in unrealized appreciation
      on investments                                             -                 1,647                     -                    -
                                               --------------------  --------------------  --------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                             482                 1,555                   116                   29
                                               --------------------  --------------------  --------------------  -------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                               -                     -                     -                    -
   Value of units redeemed                                       -                     -                     -                    -
   Transfers between portfolios                               (482)               43,812                  (116)                 (29)
   Policyholder charges                                          -                     -                     -                    -
                                               --------------------  --------------------  --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      (482)               43,812                  (116)                 (29)
                                               --------------------  --------------------  --------------------  -------------------

NET INCREASE IN NET ASSETS                                       -                45,367                     -                    -

NET ASSETS BEGINNING OF PERIOD                                   -                     -                     -                    -
                                               --------------------  --------------------  --------------------  -------------------

NET ASSETS END OF PERIOD                                       $ -              $ 45,367                   $ -                  $ -
---------------------------------------------  ====================  ====================  ====================  ===================


                                                                                             JNL/Curian
                                                JNL/Curian            JNL/Curian          Pharmaceutical/           JNL/Curian
                                               Energy Sector       Financial Sector      Healthcare Sector          Technology
                                               Portfolio (b)        Portfolio (b)          Portfolio (b)        Sector Portfolio (b)
                                            --------------------  -------------------  -----------------------  --------------------
OPERATIONS
   Net investment loss                                     $ (1)                $ (1)                    $ (1)                 $ (1)
   Net realized gain (loss) on investments                   93                   41                       39                    13
   Net change in unrealized appreciation
      on investments                                          -                    -                        -                     -
                                            --------------------  -------------------  -----------------------  --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           92                   40                       38                    12
                                            --------------------  -------------------  -----------------------  --------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                            -                    -                        -                     -
   Value of units redeemed                                    -                    -                        -                     -
   Transfers between portfolios                             (92)                 (40)                     (38)                  (12)
   Policyholder charges                                       -                    -                        -                     -
                                            --------------------  -------------------  -----------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    (92)                 (40)                     (38)                  (12)
                                            --------------------  -------------------  -----------------------  --------------------

NET INCREASE IN NET ASSETS                                    -                    -                        -                     -

NET ASSETS BEGINNING OF PERIOD                                -                    -                        -                     -
                                            --------------------  -------------------  -----------------------  --------------------

NET ASSETS END OF PERIOD                                    $ -                  $ -                      $ -                   $ -
------------------------------------------- ====================  ===================  =======================  ====================



                                                 JNL/Janus              JNL/Janus
                                                 Aggressive          Growth & Income
                                              Growth Portfolio          Portfolio
                                            ---------------------  ---------------------
OPERATIONS
   Net investment loss                                    $ (123)                $ (179)
   Net realized gain (loss) on investments                    (9)                  (189)
   Net change in unrealized appreciation
      on investments                                       2,529                  4,283
                                            ---------------------  ---------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         2,397                  3,915
                                            ---------------------  ---------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                             -                      -
   Value of units redeemed                                     -                   (217)
   Transfers between portfolios                                -                    270
   Policyholder charges                                      (13)                   (17)
                                            ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     (13)                    36
                                            ---------------------  ---------------------

NET INCREASE IN NET ASSETS                                 2,384                  3,951

NET ASSETS BEGINNING OF PERIOD                             7,171                 17,105
                                            ---------------------  ---------------------

NET ASSETS END OF PERIOD                                 $ 9,555               $ 21,056
------------------------------------------- =====================  =====================

(a) Commencement of operations June 27, 2003.
(b) Commencement of operations December 15, 2003.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                 JNL/JPMorgan           JNL/Lazard           JNL/Lazard         JNL/Oppenheimer
                                                International            Mid Cap              Small Cap          Global Growth
                                               Value Portfolio       Value Portfolio       Value Portfolio         Portfolio
                                            ----------------------- -------------------  -------------------- --------------------
OPERATIONS
   Net investment loss                                       $ (24)              $ (86)               $ (148)               $ (23)
   Net realized gain (loss) on investments                   2,279                 548                   (60)                 275
   Net change in unrealized appreciation
      on investments                                         1,459               1,546                 3,407                  361
                                            ----------------------- -------------------  -------------------- --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           3,714               2,008                 3,199                  613
                                            ----------------------- -------------------  -------------------- --------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                               -                   -                     -                    -
   Value of units redeemed                                       -                   -                  (204)                   -
   Transfers between portfolios                             (2,590)               (393)                  270                   73
   Policyholder charges                                        (55)                 (5)                   (9)                  (5)
                                            ----------------------- -------------------  -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    (2,645)               (398)                   57                   68
                                            ----------------------- -------------------  -------------------- --------------------

NET INCREASE IN NET ASSETS                                   1,069               1,610                 3,256                  681

NET ASSETS BEGINNING OF PERIOD                               2,884               5,989                 8,659                  791
                                            ----------------------- -------------------  -------------------- --------------------

NET ASSETS END OF PERIOD                                   $ 3,953             $ 7,599              $ 11,915              $ 1,472
------------------------------------------- ======================= ===================  ==================== ====================



                                                                       JNL/PIMCO              JNL/PPM
                                               JNL/Oppenheimer        Total Return         America Money         JNL/Putnam
                                              Growth Portfolio       Bond Portfolio      Market Portfolio     Equity Portfolio
                                            ---------------------- -------------------  -------------------- -------------------
OPERATIONS
   Net investment loss                                      $ (37)             $ (166)             $ (3,218)             $ (146)
   Net realized gain (loss) on investments                  1,023               5,401                     -                 (95)
   Net change in unrealized appreciation
      on investments                                            -              (2,799)                    -               3,186
                                            ---------------------- -------------------  -------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            986               2,436                (3,218)              2,945
                                            ---------------------- -------------------  -------------------- -------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                              -              32,000                     -                   -
   Value of units redeemed                                      -             (16,159)              (78,606)                  -
   Transfers between portfolios                              (961)            (31,585)               77,189                 270
   Policyholder charges                                       (25)                (75)                 (140)                (19)
                                            ---------------------- -------------------  -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     (986)            (15,819)               (1,557)                251
                                            ---------------------- -------------------  -------------------- -------------------

NET INCREASE IN NET ASSETS                                      -             (13,383)               (4,775)              3,196

NET ASSETS BEGINNING OF PERIOD                                  -              69,562               292,009              11,338
                                            ---------------------- -------------------  -------------------- -------------------

NET ASSETS END OF PERIOD                                      $ -            $ 56,179             $ 287,234            $ 14,534
------------------------------------------- ====================== ===================  ==================== ===================



                                                JNL/Putnam           JNL/Putnam
                                               International           Midcap
                                             Equity Portfolio     Growth Portfolio
                                            -------------------- -------------------
OPERATIONS
   Net investment loss                                     $ 41               $ (61)
   Net realized gain (loss) on investments               (6,018)                (42)
   Net change in unrealized appreciation
      on investments                                     12,585               1,231
                                            -------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        6,608               1,128
                                            -------------------- -------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                            -                   -
   Value of units redeemed                                    -                   -
   Transfers between portfolios                           1,335                   -
   Policyholder charges                                     (59)                 (6)
                                            -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  1,276                  (6)
                                            -------------------- -------------------

NET INCREASE IN NET ASSETS                                7,884               1,122

NET ASSETS BEGINNING OF PERIOD                           29,661               3,582
                                            -------------------- -------------------

NET ASSETS END OF PERIOD                               $ 37,545             $ 4,704
------------------------------------------- ==================== ===================


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                JNL/Putnam             JNL/S&P                JNL/S&P
                                               Value Equity           Aggressive            Conservative         JNL/S&P Equity
                                                 Portfolio       Growth Portfolio II    Growth Portfolio II   Growth Portfolio II
                                            -------------------- ---------------------  --------------------- ---------------------
OPERATIONS
   Net investment loss                                   $ (413)                $ 107                $ 3,588                $ (691)
   Net realized gain (loss) on investments                 (505)                   (8)               (15,795)              (10,731)
   Net change in unrealized appreciation
      on investments                                     31,419                 8,729                146,472                22,970
                                            -------------------- ---------------------  --------------------- ---------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       30,501                 8,828                134,265                11,548
                                            -------------------- ---------------------  --------------------- ---------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                            -                36,208                      -                     -
   Value of units redeemed                                    -                     -                   (240)              (16,644)
   Transfers between portfolios                               -                 1,275                (76,460)                 (135)
   Policyholder charges                                     (50)                  (30)                    (6)                  (89)
                                            -------------------- ---------------------  --------------------- ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    (50)               37,453                (76,706)              (16,868)
                                            -------------------- ---------------------  --------------------- ---------------------

NET INCREASE IN NET ASSETS                               30,451                46,281                 57,559                (5,320)

NET ASSETS BEGINNING OF PERIOD                          134,392                30,144                753,492                51,037
                                            -------------------- ---------------------  --------------------- ---------------------

NET ASSETS END OF PERIOD                              $ 164,843              $ 76,425              $ 811,051              $ 45,717
------------------------------------------- ==================== =====================  ===================== =====================



                                                JNL/Salomon             JNL/Salomon            JNL/Salomon           JNL/T. Rowe
                                             Brothers Balanced        Brothers Global      Brothers High Yield      Price Mid-Cap
                                                 Portfolio          Bond Portfolio (a)      Bond Portfolio (b)     Growth Portfolio
                                            ---------------------  ---------------------- -----------------------  -----------------
OPERATIONS
   Net investment loss                                     $ 418                   $ (21)                  $ (14)            $ (140)
   Net realized gain (loss) on investments                (1,547)                    293                     212                 46
   Net change in unrealized appreciation
      on investments                                      13,605                       -                       -              3,064
                                            ---------------------  ---------------------- -----------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        12,476                     272                     198              2,970
                                            ---------------------  ---------------------- -----------------------  -----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                         8,000                       -                       -                  -
   Value of units redeemed                               (14,845)                      -                       -                  -
   Transfers between portfolios                           (7,762)                   (247)                   (173)               270
   Policyholder charges                                      (60)                    (25)                    (25)               (13)
                                            ---------------------  ---------------------- -----------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (14,667)                   (272)                   (198)               257
                                            ---------------------  ---------------------- -----------------------  -----------------

NET INCREASE IN NET ASSETS                                (2,191)                      -                       -              3,227

NET ASSETS BEGINNING OF PERIOD                            91,542                       -                       -              7,849
                                            ---------------------  ---------------------- -----------------------  -----------------

NET ASSETS END OF PERIOD                                $ 89,351                     $ -                     $ -           $ 11,076
------------------------------------------- =====================  ====================== =======================  =================


(a) Commencement of operations February 28, 2003.
(b) Commencement of operations September 25, 2003.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    JNL/AIM                 JNL/               JNL/Janus             JNL/Janus
                                                   Small Cap          Alliance Capital         Aggressive         Growth & Income
                                               Growth Portfolio (c)   Growth Portfolio      Growth Portfolio         Portfolio
                                              ---------------------  -------------------- ---------------------  -------------------
OPERATIONS
   Net investment income (loss)                             $ (141)               $ (342)               $ (819)            $ (1,233)
   Net realized gain (loss) on investments                  (4,842)                3,717                 2,780              (40,874)
   Net change in unrealized appreciation
      (depreciation) on investments                              -                   991                (1,761)               8,883
                                              ---------------------  -------------------- ---------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (4,983)                4,366                   200              (33,224)
                                              ---------------------  -------------------- ---------------------  -------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                               -                     -                 4,000                9,180
   Value of units redeemed                                       -                     -                     -               (2,955)
   Transfers between portfolios                              4,983                (9,135)               (6,716)             (65,505)
   Policyholder charges                                          -                     -                   (66)                 (10)
                                              ---------------------  -------------------- ---------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     4,983                (9,135)               (2,782)             (59,290)
                                              ---------------------  -------------------- ---------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                            -                (4,769)               (2,582)             (92,514)

NET ASSETS BEGINNING OF PERIOD                                   -                 4,769                 9,753              109,619
                                              ---------------------  -------------------- ---------------------  -------------------

NET ASSETS END OF PERIOD                                       $ -                   $ -               $ 7,171             $ 17,105
--------------------------------------------  =====================  ==================== =====================  ===================


                                                 JNL/JPMorgan           JNL/Lazard           JNL/Lazard           JNL/Oppenheimer
                                                 International           Mid Cap             Small Cap             Global Growth
                                              Value Portfolio (b)    Value Portfolio      Value Portfolio (a)          Portfolio
                                              --------------------  -------------------  ---------------------  --------------------
OPERATIONS
   Net investment income (loss)                              $ 31                $ (79)                $ (203)               $ (950)
   Net realized gain (loss) on investments                     (7)                  12                 (2,871)               22,474
   Net change in unrealized appreciation
      (depreciation) on investments                        (1,140)              (1,019)                (1,793)                 (100)
                                              --------------------  -------------------  ---------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (1,116)              (1,086)                (4,867)               21,424
                                              --------------------  -------------------  ---------------------  --------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                          4,000                    -                 10,001                 2,119
   Value of units redeemed                                      -                    -                      -                (1,995)
   Transfers between portfolios                                 -                    -                  3,525               (20,667)
   Policyholder charges                                         -                   (5)                     -                   (90)
                                              --------------------  -------------------  ---------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    4,000                   (5)                13,526               (20,633)
                                              --------------------  -------------------  ---------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                       2,884               (1,091)                 8,659                   791

NET ASSETS BEGINNING OF PERIOD                                  -                7,080                      -                     -
                                              --------------------  -------------------  ---------------------  --------------------

NET ASSETS END OF PERIOD                                  $ 2,884              $ 5,989                $ 8,659                 $ 791
--------------------------------------------  ====================  ===================  =====================  ====================




                                                   JNL/PIMCO               JNL/PPM
                                                  Total Return          America Money
                                                 Bond Portfolio        Market Portfolio
                                              ---------------------  ---------------------
OPERATIONS
   Net investment income (loss)                             $ (754)              $ (5,168)
   Net realized gain (loss) on investments                     457                      -
   Net change in unrealized appreciation
      (depreciation) on investments                          4,606                      -
                                              ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           4,309                 (5,168)
                                              ---------------------  ---------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                           3,180              5,612,000
   Value of units redeemed                                 (24,475)            (6,260,502)
   Transfers between portfolios                             31,249                 35,265
   Policyholder charges                                        (38)                  (165)
                                              ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     9,916               (613,402)
                                              ---------------------  ---------------------

NET INCREASE (DECREASE) IN NET ASSETS                       14,225               (618,570)

NET ASSETS BEGINNING OF PERIOD                              55,337                910,579
                                              ---------------------  ---------------------

NET ASSETS END OF PERIOD                                  $ 69,562              $ 292,009
--------------------------------------------  =====================  =====================

(a) Commencement of operations April 1, 2002.
(b) Commencement of operations April 22, 2002.
(c) Commencement of operations May 8, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                         JNL/Putnam           JNL/Putnam           JNL/Putnam
                                                   JNL/Putnam          International            Midcap            Value Equity
                                                Equity Portfolio      Equity Portfolio     Growth Portfolio         Portfolio
                                             ----------------------- -------------------  -------------------- --------------------
OPERATIONS
   Net investment income (loss)                              $ (590)             $ (490)                $ (63)              $ (668)
   Net realized gain (loss) on investments                  (25,691)              9,261                   (44)              (3,784)
   Net change in unrealized appreciation
      (depreciation) on investments                          11,190               1,268                (1,458)             (33,574)
                                             ----------------------- -------------------  -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (15,091)             10,039                (1,565)             (38,026)
                                             ----------------------- -------------------  -------------------- --------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                            4,000                   -                     -                7,180
   Value of units redeemed                                        -                   -                     -              (20,254)
   Transfers between portfolios                             (45,822)            (18,293)                    -               19,462
   Policyholder charges                                         (10)                 (9)                   (6)                 (39)
                                             ----------------------- -------------------  -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    (41,832)            (18,302)                   (6)               6,349
                                             ----------------------- -------------------  -------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                       (56,923)             (8,263)               (1,571)             (31,677)

NET ASSETS BEGINNING OF PERIOD                               68,261              37,924                 5,153              166,069
                                             ----------------------- -------------------  -------------------- --------------------

NET ASSETS END OF PERIOD                                   $ 11,338            $ 29,661               $ 3,582            $ 134,392
-------------------------------------------- ======================= ===================  ==================== ====================



                                                    JNL/S&P              JNL/S&P                                   JNL/S&P
                                                  Aggressive           Conservative        JNL/S&P Equity          Moderate
                                             Growth Portfolio II (a)Growth Portfolio II  Growth Portfolio II  Growth Portfolio II
                                             ---------------------- -------------------  -------------------- -------------------
OPERATIONS
   Net investment income (loss)                              $ 222             $ 3,566                $ (781)             $ (635)
   Net realized gain (loss) on investments                    (918)            (26,923)                  427             (19,555)
   Net change in unrealized appreciation
      (depreciation) on investments                         (3,517)           (113,343)              (19,043)              8,056
                                             ---------------------- -------------------  -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (4,213)           (136,700)              (19,397)            (12,134)
                                             ---------------------- -------------------  -------------------- -------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                           5,534               7,539                 3,179              16,603
   Value of units redeemed                                    (489)            (60,870)               (5,705)            (59,843)
   Transfers between portfolios                             29,312             (46,551)                    -             (21,280)
   Policyholder charges                                          -                   -                   (60)                  -
                                             ---------------------- -------------------  -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    34,357             (99,882)               (2,586)            (64,520)
                                             ---------------------- -------------------  -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                       30,144            (236,582)              (21,983)            (76,654)

NET ASSETS BEGINNING OF PERIOD                                   -             990,074                73,020              76,654
                                             ---------------------- -------------------  -------------------- -------------------

NET ASSETS END OF PERIOD                                  $ 30,144           $ 753,492              $ 51,037                 $ -
-------------------------------------------- ====================== ===================  ==================== ===================



                                                 JNL/Salomon         JNL/T. Rowe
                                              Brothers Balanced     Price Mid-Cap
                                                  Portfolio        Growth Portfolio
                                             -------------------- -------------------
OPERATIONS
   Net investment income (loss)                         $ (1,649)             $ (170)
   Net realized gain (loss) on investments                (2,255)             (8,348)
   Net change in unrealized appreciation
      (depreciation) on investments                       (6,134)             (2,087)
                                             -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       (10,038)            (10,605)
                                             -------------------- -------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                        10,180               3,180
   Value of units redeemed                               (41,329)             (2,989)
   Transfers between portfolios                             (687)              9,161
   Policyholder charges                                      (52)                 (5)
                                             -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (31,888)              9,347
                                             -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (41,926)             (1,258)

NET ASSETS BEGINNING OF PERIOD                           133,468               9,107
                                             -------------------- -------------------

NET ASSETS END OF PERIOD                                $ 91,542             $ 7,849
-------------------------------------------- ==================== ===================


(a)  Commencement of operations January 7, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account II (the "Separate Account") on November 10,
1998. The Separate Account commenced operations on September 1, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains thirty-four (34) Portfolios, each of which invests in the following series of mutual funds:

--------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
JNL/AIM Large Cap Growth Fund                           JNL/Putnam Equity Fund
JNL/AIM Premier Equity II Fund                          JNL/Putnam International Equity Fund
JNL/AIM Small Cap Growth Fund                           JNL/Putnam Midcap Growth Fund
JNL/Alliance Capital Growth Fund                        JNL/Putnam Value Equity Fund
JNL/Janus Aggressive Growth Fund                        JNL/S&P Aggressive Growth Fund II
JNL/Janus Global Equities Fund                          JNL/S&P Conservative Growth Fund II
JNL/Janus Growth & Income Fund                          JNL/S&P Equity Aggressive Fund II
JNL/JPMorgan International Value Fund                   JNL/S&P Equity Growth Fund II
JNL/Lazard Mid Cap Value Fund                           JNL/S&P Moderate Growth Fund II
JNL/Lazard Small Cap Value Fund                         JNL/S&P Very Aggressive Growth Fund II
JNL/Oppenheimer Global Growth Fund                      JNL/Salomon Brothers Balanced Fund
JNL/Oppenheimer Growth Fund                             JNL/Salomon Brothers Global Bond Fund
JNL/PIMCO Total Return Bond Fund                        JNL/Salomon Brothers High Yield Bond Fund
JNL/PPM America Money Market Fund                       JNL/T. Rowe Price Mid-Cap Growth Fund

--------------------------------------------------------------------------------------------------------
                             JNL VARIABLE FUND LLC
JNL/Curian Communications Sector Fund                   JNL/Curian Financial Sector Fund
JNL/Curian Consumer Brands Sector Fund                  JNL/Curian Pharmaceutical/Healthcare Sector Fund
JNL/Curian Energy Sector Fund                           JNL/Curian Technology Sector Fund

--------------------------------------------------------------------------------------------------------

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National Life Insurance Company, serves as investment adviser for all the series and receives a fee for its services from each of the funds.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the net asset values of the respective Funds.
     The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the years ended December 31, 2003 and 2002, contract maintenance charges were assessed in the amount of $450 and $330, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios and between the portfolios and the general account in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2003 and 2002, transfer fee charges were assessed in the amount of $275 and $225, respectively.


NOTE 3 - POLICY CHARGES (CONTINUED)

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson
     National is that the costs of administering the contracts of the Separate
     Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them.
     Premium taxes generally range from 0% to 3.5% depending on the state. New
     York does not currently impose a premium tax on annuity payments.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2003, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                                           PROCEEDS
                                                            PURCHASES     FROM SALES
JNL/AIM Large Cap Growth Fund                                $   40,548     $   41,073
JNL/Alliance Capital Growth Fund                                 43,811             92
JNL/Janus Aggressive Growth Fund                                      -            136
JNL/Janus Growth & Income Fund                                      370            513
JNL/JPMorgan International Value Fund                           167,662        170,331
JNL/Lazard Mid Cap Value Fund                                    41,712         42,196
JNL/Lazard Small Cap Value Fund                                     270            361
JNL/Oppenheimer Global Growth Fund                               42,361         42,316
JNL/Oppenheimer Growth Fund                                      41,969         42,992
JNL/PIMCO Total Return Bond Fund                                 77,865         92,832
JNL/PPM America Money Market Fund                               326,272        331,047
JNL/Putnam Equity Fund                                         $    313       $    208
JNL/Putnam International Equity Fund                            208,501        207,184
JNL/Putnam Midcap Growth Fund                                         -             67
JNL/Putnam Value Equity Fund                                      1,751          2,214
JNL/S&P Aggressive Growth Fund II                                38,143            583
JNL/S&P Conservative Growth Fund II                              15,576         88,694
JNL/S&P Equity Growth Fund II                                    43,525         61,085
JNL/Salomon Brothers Balanced Fund                                9,991         24,240
JNL/Salomon Brothers Global Bond Fund                           123,643        123,936
JNL/Salomon Brothers High Yield Bond Fund                        43,325         43,537
JNL/T. Rowe Price Mid-Cap Growth Fund                               325            153
------------------------------------------------------------------------------------------
                             JNL VARIABLE FUND LLC
JNL/Curian Financial Sector Fund                                  1,700          1,741
JNL/Curian Communications Sector Fund                             1,700          1,817
JNL/Curian Consumer Brands Sector Fund                        $   1,600      $   1,630
JNL/Curian Energy Sector Fund                                     1,700          1,793
JNL/Curian Pharmaceutical/Healthcare Sector Fund              $   1,700      $   1,739
JNL/Curian Technology Sector Fund                                 1,600          1,613
------------------------------------------------------------------------------------------

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY

The  following  is a  reconciliation  of unit  activity  for the  periods  ended
December 31, 2003 and 2002:



                                                    JNL/AIM                JNL/AIM                JNL/              JNL/Curian
                                                   Small Cap              Large Cap         Alliance Capital      Communications
                                             Growth Portfolio (a)    Growth Portfolio (b)   Growth Portfolio    Sector Portfolio (c)
                                             ----------------------  -------------------- --------------------- --------------------


Units Outstanding at December 31, 2001                           -                     -                   607                    -

      Units Issued                                         265,204                     -               215,805                    -
      Units Redeemed                                      (265,204)                    -              (216,412)                   -

Units Outstanding at December 31, 2002                           -                     -                     -                    -

      Units Issued                                               -                 4,055                 6,940                  170
      Units Redeemed                                             -                (4,055)                    -                 (170)

Units Outstanding at December 31, 2003                           -                     -                 6,940                    -
--------------------------------------------




                                                                                                                    JNL/Curian
                                                 JNL/Curian            JNL/Curian            JNL/Curian           Pharmaceutical/
                                               Consumer Brands       Energy Sector        Financial Sector       Healthcare Sector
                                                Portfolio (c)        Portfolio (c)          Portfolio (c)          Portfolio (c)
                                             --------------------  -------------------  ----------------------  --------------------


Units Outstanding at December 31, 2001                         -                    -                       -                     -

      Units Issued                                             -                    -                       -                     -
      Units Redeemed                                           -                    -                       -                     -

Units Outstanding at December 31, 2002                         -                    -                       -                     -

      Units Issued                                           160                  170                     170                   170
      Units Redeemed                                        (160)                (170)                   (170)                 (170)

Units Outstanding at December 31, 2003                         -                    -                       -                     -
--------------------------------------------



                                                  JNL/Curian             JNL/Janus
                                                  Technology            Aggressive
                                             Sector Portfolio (c)    Growth Portfolio
                                             ---------------------  --------------------


Units Outstanding at December 31, 2001                          -                 1,534

      Units Issued                                              -             1,116,837
      Units Redeemed                                            -            (1,116,741)

Units Outstanding at December 31, 2002                          -                 1,630

      Units Issued                                            160                     -
      Units Redeemed                                         (160)                   (2)

Units Outstanding at December 31, 2003                          -                 1,628
--------------------------------------------

(a)   Commencement of operations May 8, 2002.
(b)   Commencement of operations June 27, 2003.
(c)   Commencement of operations December 15, 2003.



JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)


                                                   JNL/Janus            JNL/JPMorgan          JNL/Lazard           JNL/Lazard
                                                Growth & Income        International           Mid Cap              Small Cap
                                                   Portfolio         Value Portfolio (c)   Value Portfolio     Value Portfolio (b)
                                             ----------------------  -------------------  -------------------  --------------------


Units Outstanding at December 31, 2001                      13,082                    -                  607                     -

      Units Issued                                           1,287                  400                    -               106,915
      Units Redeemed                                       (11,722)                   -                    -              (105,783)

Units Outstanding at December 31, 2002                       2,647                  400                  607                 1,132

      Units Issued                                              42               21,080                3,754                    36
      Units Redeemed                                           (37)             (21,081)              (3,754)                  (29)

Units Outstanding at December 31, 2003                       2,652                  399                  607                 1,139
--------------------------------------------



                                                JNL/Oppenheimer                              JNL/PIMCO             JNL/PPM
                                                 Global Growth       JNL/Oppenheimer       Total Return         America Money
                                                 Portfolio (a)      Growth Portfolio (d)  Bond Portfolio      Market Portfolio
                                             ---------------------- ------------------  --------------------  ------------------


Units Outstanding at December 31, 2001                           -                  -                 5,264              89,756

      Units Issued                                         590,559                  -                 5,367           1,981,666
      Units Redeemed                                      (590,458)                 -                (4,460)         (2,042,516)

Units Outstanding at December 31, 2002                         101                  -                 6,171              28,906

      Units Issued                                           4,706              5,177                 6,629              32,274
      Units Redeemed                                        (4,671)            (5,177)               (7,972)            (32,451)

Units Outstanding at December 31, 2003                         136                  -                 4,828              28,729
--------------------------------------------



                                                                     JNL/Putnam
                                                 JNL/Putnam         International
                                              Equity Portfolio    Equity Portfolio
                                             -------------------  ------------------


Units Outstanding at December 31, 2001                    9,514               4,715

      Units Issued                                          735             193,450
      Units Redeemed                                     (8,135)           (193,451)

Units Outstanding at December 31, 2002                    2,114               4,714

      Units Issued                                           51              32,158
      Units Redeemed                                         (3)            (32,159)

Units Outstanding at December 31, 2003                    2,162               4,713
--------------------------------------------

(a)  Commencement of operations December 14, 2001.
(b)  Commencement of operations April 1, 2002.
(c)  Commencement of operations April 22, 2002.
(d)  Commencement of operations August 5, 2003.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)


                                                 JNL/Putnam            JNL/Putnam             JNL/S&P                JNL/S&P
                                                   Midcap             Value Equity           Aggressive           Conservative
                                              Growth Portfolio         Portfolio        Growth Portfolio II (a)Growth Portfolio II
                                             -------------------- --------------------- ---------------------  --------------------


Units Outstanding at December 31, 2001                       699                17,447                     -               113,808

      Units Issued                                             -                 2,809                 4,479                 1,373
      Units Redeemed                                          (1)               (2,370)                 (554)              (14,422)

Units Outstanding at December 31, 2002                       698                17,886                 3,925               100,759

      Units Issued                                             -                     -                 4,089                    73
      Units Redeemed                                          (1)                   (6)                   (4)               (9,630)

Units Outstanding at December 31, 2003                       697                17,880                 8,010                91,202
--------------------------------------------


                                                                        JNL/S&P               JNL/Salomon          JNL/Salomon
                                              JNL/S&P Equity            Moderate           Brothers Balanced     Brothers Global
                                           Growth Portfolio II    Growth Portfolio II          Portfolio         Bond Portfolio (b)
                                           ---------------------  ---------------------  ----------------------- -----------------


Units Outstanding at December 31, 2001                    7,306                  8,342                   13,290                 -

      Units Issued                                          337                  2,169                    1,123                 -
      Units Redeemed                                       (630)               (10,511)                  (4,433)                -

Units Outstanding at December 31, 2002                    7,013                      -                    9,980                 -

      Units Issued                                        4,969                      -                      928            12,026
      Units Redeemed                                     (6,967)                     -                   (2,460)          (12,026)

Units Outstanding at December 31, 2003                    5,015                      -                    8,448                 -
------------------------------------------


                                              JNL/Salomon        JNL/T. Rowe
                                           Brothers High Yield  Price Mid-Cap
                                           Bond Portfolio (c) Growth Portfolio
                                           ------------------ ------------------


Units Outstanding at December 31, 2001                     -                911

      Units Issued                                         -            102,131
      Units Redeemed                                       -           (102,022)

Units Outstanding at December 31, 2002                     -              1,020

      Units Issued                                     4,333                 36
      Units Redeemed                                  (4,333)                (1)

Units Outstanding at December 31, 2003                     -              1,055
------------------------------------------

(a)  Commencement of operations January 7, 2002.
(b)  Commencement of operations February 28, 2003.
(c)  Commencement of operations September 25, 2003.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2003 of unit values, total returns and expense ratios for variable annuity contracts in addition to certain other portfolio data:


                                                  JNL/AIM                JNL/AIM                JNL/              JNL/Curian
                                                 Small Cap              Large Cap         Alliance Capital      Communications
                                           Growth Portfolio (b)    Growth Portfolio (c) Growth Portfolio (a)  Sector Portfolio (d)
                                           ----------------------  -------------------- --------------------- --------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        $ 10.313283           $ 11.357882            $ 6.536625          $ 10.681882
   Net Assets (in thousands)                                 $ -                   $ -                  $ 45                  $ -
   Units Outstanding (in thousands)                            -                     -                     7                    -
   Total Return ****                                      36.37%               13.58%*                22.46%               6.82%*
   Investment Income Ratio **                              0.00%                 0.00%                 0.00%                0.00%
   Ratio of Expenses ***                                   1.50%                 1.50%                 1.50%                1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                         $ 7.562554                   n/a            $ 5.337763                  n/a
   Net Assets (in thousands)                                 $ -                   n/a                   $ -                  n/a
   Units Outstanding (in thousands)                            -                   n/a                     -                  n/a
   Total Return ****                                    -24.37%*                   n/a               -32.06%                  n/a
   Investment Income Ratio **                              0.00%                   n/a                 0.00%                  n/a
   Ratio of Expenses ***                                   1.50%                   n/a                 1.50%                  n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                                n/a                   n/a            $ 7.856053                  n/a
   Net Assets (in thousands)                                 n/a                   n/a                   $ 5                  n/a
   Units Outstanding (in thousands)                          n/a                   n/a                     1                  n/a
   Total Return ****                                         n/a                   n/a               -15.84%                  n/a
   Investment Income Ratio **                                n/a                   n/a                 0.04%                  n/a
   Ratio of Expenses ***                                     n/a                   n/a                 1.50%                  n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                                n/a                   n/a            $ 9.335185                  n/a
   Net Assets (in thousands)                                 n/a                   n/a                   $ 6                  n/a
   Units Outstanding (in thousands)                          n/a                   n/a                     1                  n/a
   Total Return ****                                         n/a                   n/a                -6.65%                  n/a
   Investment Income Ratio **                                n/a                   n/a                 0.00%                  n/a
   Ratio of Expenses ***                                     n/a                   n/a                 1.50%                  n/a
------------------------------------------



                                                                                                                  JNL/Curian
                                               JNL/Curian            JNL/Curian            JNL/Curian           Pharmaceutical/
                                             Consumer Brands       Energy Sector        Financial Sector       Healthcare Sector
                                              Portfolio (d)        Portfolio (d)          Portfolio (d)          Portfolio (d)
                                           --------------------  -------------------  ----------------------  --------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                      $ 10.183562          $ 10.537882             $ 10.232235           $ 10.219941
   Net Assets (in thousands)                               $ -                  $ -                     $ -                   $ -
   Units Outstanding (in thousands)                          -                    -                       -                     -
   Total Return ****                                    1.84%*               5.38%*                  2.32%*                2.20%*
   Investment Income Ratio **                            0.00%                0.00%                   0.00%                 0.00%
   Ratio of Expenses ***                                 1.50%                1.50%                   1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                              n/a                  n/a                     n/a                   n/a
   Net Assets (in thousands)                               n/a                  n/a                     n/a                   n/a
   Units Outstanding (in thousands)                        n/a                  n/a                     n/a                   n/a
   Total Return ****                                       n/a                  n/a                     n/a                   n/a
   Investment Income Ratio **                              n/a                  n/a                     n/a                   n/a
   Ratio of Expenses ***                                   n/a                  n/a                     n/a                   n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                              n/a                  n/a                     n/a                   n/a
   Net Assets (in thousands)                               n/a                  n/a                     n/a                   n/a
   Units Outstanding (in thousands)                        n/a                  n/a                     n/a                   n/a
   Total Return ****                                       n/a                  n/a                     n/a                   n/a
   Investment Income Ratio **                              n/a                  n/a                     n/a                   n/a
   Ratio of Expenses ***                                   n/a                  n/a                     n/a                   n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                              n/a                  n/a                     n/a                   n/a
   Net Assets (in thousands)                               n/a                  n/a                     n/a                   n/a
   Units Outstanding (in thousands)                        n/a                  n/a                     n/a                   n/a
   Total Return ****                                       n/a                  n/a                     n/a                   n/a
   Investment Income Ratio **                              n/a                  n/a                     n/a                   n/a
   Ratio of Expenses ***                                   n/a                  n/a                     n/a                   n/a
------------------------------------------



                                                                       JNL/Janus
                                                JNL/Curian            Aggressive
                                                Technology              Growth
                                           Sector Portfolio (d)      Portfolio (a)
                                           ---------------------  --------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       $ 10.075688            $ 5.871481
   Net Assets (in thousands)                                $ -                  $ 10
   Units Outstanding (in thousands)                           -                     2
   Total Return ****                                     0.76%*                33.44%
   Investment Income Ratio **                             0.00%                 0.00%
   Ratio of Expenses ***                                  1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                               n/a            $ 4.400109
   Net Assets (in thousands)                                n/a                   $ 7
   Units Outstanding (in thousands)                         n/a                     2
   Total Return ****                                        n/a               -30.80%
   Investment Income Ratio **                               n/a                 0.00%
   Ratio of Expenses ***                                    n/a                 1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                               n/a            $ 6.358816
   Net Assets (in thousands)                                n/a                  $ 10
   Units Outstanding (in thousands)                         n/a                     2
   Total Return ****                                        n/a               -31.26%
   Investment Income Ratio **                               n/a                 0.92%
   Ratio of Expenses ***                                    n/a                 1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                               n/a            $ 9.250158
   Net Assets (in thousands)                                n/a                  $ 14
   Units Outstanding (in thousands)                         n/a                     2
   Total Return ****                                        n/a                -7.50%
   Investment Income Ratio **                               n/a                 0.00%
   Ratio of Expenses ***                                    n/a                 1.50%
------------------------------------------

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(b)   Commencement of operations May 8, 2002.

(c)   Commencement of operations June 27, 2003

(d)   Commencement of operations December 15, 2003.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                 JNL/Janus            JNL/JPMorgan          JNL/Lazard           JNL/Lazard
                                              Growth & Income        International           Mid Cap              Small Cap
                                               Portfolio (a)       Value Portfolio (h)  Value Portfolio (b)  Value Portfolio (g)
                                           ----------------------  -------------------  -------------------  --------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                         $ 7.935585           $ 9.902144          $ 12.533913           $ 10.457559
   Net Assets (in thousands)                                $ 21                  $ 4                  $ 8                  $ 12
   Units Outstanding (in thousands)                            3                    -                    1                     1
   Total Return ****                                      22.83%               37.36%               26.97%                36.76%
   Investment Income Ratio **                              0.54%                0.77%                0.21%                 0.00%
   Ratio of Expenses ***                                   1.50%                1.50%                1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                         $ 6.460729           $ 7.208925           $ 9.871414            $ 7.646380
   Net Assets (in thousands)                                $ 17                  $ 3                  $ 6                   $ 9
   Units Outstanding (in thousands)                            3                    1                    1
   Total Return ****                                     -22.90%             -27.91%*              -15.36%              -23.54%*
   Investment Income Ratio **                              0.00%                2.00%                0.29%                 0.00%
   Ratio of Expenses ***                                   1.50%                1.50%                1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                         $ 8.379187                  n/a          $ 11.662845                   n/a
   Net Assets (in thousands)                               $ 110                  n/a                  $ 7                   n/a
   Units Outstanding (in thousands)                           13                  n/a                    1                   n/a
   Total Return ****                                     -14.81%                  n/a               11.55%                   n/a
   Investment Income Ratio **                              0.83%                  n/a                0.47%                   n/a
   Ratio of Expenses ***                                   1.50%                  n/a                1.50%                   n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                         $ 9.835582                  n/a          $ 10.455570                   n/a
   Net Assets (in thousands)                                 $ 9                  n/a                  $ 6                   n/a
   Units Outstanding (in thousands)                            1                  n/a                    1                   n/a
   Total Return ****                                      -1.64%                  n/a                4.56%                   n/a
   Investment Income Ratio **                              0.00%                  n/a                0.00%                   n/a
   Ratio of Expenses ***                                   1.50%                  n/a                1.50%                   n/a
------------------------------------------



                                              JNL/Oppenheimer                              JNL/PIMCO             JNL/PPM
                                               Global Growth       JNL/Oppenheimer       Total Return         America Money
                                               Portfolio (f)      Growth Portfolio (e)Bond Portfolio (d)    Market Portfolio (c)
                                           ---------------------- ------------------  --------------------  ------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        $ 10.864024         $ 8.563684           $ 11.634908          $ 9.996169
   Net Assets (in thousands)                                 $ 1                $ -                  $ 56               $ 287
   Units Outstanding (in thousands)                            -                  -                     5                  29
   Total Return ****                                      38.46%             16.03%                 3.22%              -1.03%
   Investment Income Ratio **                              0.00%              0.00%                 1.31%               0.47%
   Ratio of Expenses ***                                   1.50%              1.50%                 1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                         $ 7.846582         $ 7.380750           $ 11.271762         $ 10.100480
   Net Assets (in thousands)                                 $ 1                $ -                  $ 70               $ 292
   Units Outstanding (in thousands)                            -                  -                     6                  29
   Total Return ****                                     -23.43%            -26.40%                 7.22%              -0.44%
   Investment Income Ratio **                              0.00%              0.00%                 0.02%               1.08%
   Ratio of Expenses ***                                   1.50%              1.50%                 1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                        $ 10.247263        $ 10.028795           $ 10.512262         $ 10.145076
   Net Assets (in thousands)                                 $ -                $ -                  $ 55               $ 911
   Units Outstanding (in thousands)                            -                  -                     5                  90
   Total Return ****                                      2.47%*             0.29%*                5.12%*              1.45%*
   Investment Income Ratio **                              0.00%              0.00%                 2.82%               2.24%
   Ratio of Expenses ***                                   1.50%              1.50%                 1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                                n/a                n/a                   n/a                 n/a
   Net Assets (in thousands)                                 n/a                n/a                   n/a                 n/a
   Units Outstanding (in thousands)                          n/a                n/a                   n/a                 n/a
   Total Return ****                                         n/a                n/a                   n/a                 n/a
   Investment Income Ratio **                                n/a                n/a                   n/a                 n/a
   Ratio of Expenses ***                                     n/a                n/a                   n/a                 n/a
------------------------------------------



                                                                   JNL/Putnam
                                               JNL/Putnam         International
                                           Equity Portfolio (a) Equity Portfolio (b)
                                           -------------------  ------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                      $ 6.723913          $ 7.967538
   Net Assets (in thousands)                             $ 15                $ 38
   Units Outstanding (in thousands)                         2                   5
   Total Return ****                                   25.33%              26.61%
   Investment Income Ratio **                           0.34%               1.72%
   Ratio of Expenses ***                                1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                      $ 5.364911          $ 6.292813
   Net Assets (in thousands)                             $ 11                $ 30
   Units Outstanding (in thousands)                         2                   5
   Total Return ****                                  -25.23%             -21.76%
   Investment Income Ratio **                           0.00%               0.61%
   Ratio of Expenses ***                                1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $ 7.174968          $ 8.043267
   Net Assets (in thousands)                             $ 68                $ 38
   Units Outstanding (in thousands)                        10                   5
   Total Return ****                                  -26.13%             -21.48%
   Investment Income Ratio **                           0.00%               0.69%
   Ratio of Expenses ***                                1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      $ 9.713544         $ 10.243384
   Net Assets (in thousands)                             $ 18                $ 15
   Units Outstanding (in thousands)                         2                   1
   Total Return ****                                   -2.86%               2.43%
   Investment Income Ratio **                           0.00%               0.00%
   Ratio of Expenses ***                                1.50%               1.50%
------------------------------------------

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(b)  Commencement of operations December 14, 2000.

(c)  Commencement of operations February 12, 2001.

(d)  Commencement of operations June 7, 2001.

(e)  Commencement of operations August 15, 2001.

(f)  Commencement of operations December 14, 2001.

(g)  Commencement of operations April 1, 2002.

(h)  Commencement of operations April 22, 2002.

JNLNY SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                               JNL/Putnam            JNL/Putnam             JNL/S&P                JNL/S&P
                                                 Midcap             Value Equity       Aggressive Growth        Conservative
                                           Growth Portfolio (e)    Portfolio (b)        Portfolio II (h)     Growth Portfolio II (a)
                                           -------------------- --------------------- ---------------------  --------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       $ 6.746222            $ 9.219465            $ 9.540724            $ 8.892934
   Net Assets (in thousands)                               $ 5                 $ 165                  $ 76                 $ 811
   Units Outstanding (in thousands)                          1                    18                     8                    91
   Total Return ****                                    31.48%                22.70%                24.23%                18.92%
   Investment Income Ratio **                            0.00%                 1.22%                 1.78%                 1.97%
   Ratio of Expenses ***                                 1.50%                 1.50%                 1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       $ 5.131035            $ 7.513889            $ 7.679621            $ 7.478129
   Net Assets (in thousands)                               $ 4                 $ 134                  $ 30                 $ 753
   Units Outstanding (in thousands)                          1                    18                     4                   101
   Total Return ****                                   -30.38%               -21.06%              -23.20%*               -14.04%
   Investment Income Ratio **                            0.00%                 1.07%                 2.83%                 1.91%
   Ratio of Expenses ***                                 1.50%                 1.50%                 1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                       $ 7.369599            $ 9.518277                   n/a            $ 8.699543
   Net Assets (in thousands)                               $ 5                 $ 166                   n/a                 $ 990
   Units Outstanding (in thousands)                          1                    17                   n/a                   114
   Total Return ****                                   -28.06%                -7.72%                   n/a                -8.39%
   Investment Income Ratio **                            0.00%                 0.91%                   n/a                 1.91%
   Ratio of Expenses ***                                 1.50%                 1.50%                   n/a                 1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      $ 10.244286           $ 10.314906                   n/a            $ 9.496748
   Net Assets (in thousands)                               $ 7                  $ 52                   n/a                 $ 137
   Units Outstanding (in thousands)                          1                     5                   n/a                    14
   Total Return ****                                     2.44%                 3.15%                   n/a                -5.03%
   Investment Income Ratio **                            0.00%                 0.00%                   n/a                 0.00%
   Ratio of Expenses ***                                 1.50%                 1.50%                   n/a                 1.50%
------------------------------------------


                                                                        JNL/S&P               JNL/Salomon          JNL/Salomon
                                              JNL/S&P Equity            Moderate           Brothers Balanced     Brothers Global
                                           Growth Portfolio II (f)Growth Portfolio II (g)    Portfolio (c)       Bond Portfolio (i)
                                           ---------------------  ---------------------  ----------------------- -----------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        $ 9.116580             $ 9.274891              $ 10.576763       $ 10.903712
   Net Assets (in thousands)                               $ 46                    $ -                     $ 89               $ -
   Units Outstanding (in thousands)                           5                      -                        8                 -
   Total Return ****                                     25.26%                 21.28%                   15.30%            9.04%*
   Investment Income Ratio **                             0.13%                  0.00%                    1.98%             0.00%
   Ratio of Expenses ***                                  1.50%                  1.50%                    1.50%             1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        $ 7.278034             $ 7.647365               $ 9.172871               n/a
   Net Assets (in thousands)                               $ 51                    $ -                     $ 92               n/a
   Units Outstanding (in thousands)                           7                      -                       10               n/a
   Total Return ****                                    -27.18%                -16.77%                   -8.66%               n/a
   Investment Income Ratio **                             0.20%                  0.00%                    0.00%               n/a
   Ratio of Expenses ***                                  1.50%                  1.50%                    1.50%               n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                        $ 9.994939             $ 9.188458              $ 10.042777               n/a
   Net Assets (in thousands)                               $ 73                   $ 77                    $ 133               n/a
   Units Outstanding (in thousands)                           7                      8                       13               n/a
   Total Return ****                                    -0.05%*                -8.12%*                   -2.01%               n/a
   Investment Income Ratio **                             2.42%                  3.45%                    2.57%               n/a
   Ratio of Expenses ***                                  1.50%                  1.50%                    1.50%               n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                               n/a                    n/a              $ 10.248299               n/a
   Net Assets (in thousands)                                n/a                    n/a                      $ -               n/a
   Units Outstanding (in thousands)                         n/a                    n/a                        -               n/a
   Total Return ****                                        n/a                    n/a                    2.48%               n/a
   Investment Income Ratio **                               n/a                    n/a                    0.00%               n/a
   Ratio of Expenses ***                                    n/a                    n/a                    1.50%               n/a
------------------------------------------



                                                                    JNL/
                                              JNL/Salomon       T. Rowe Price
                                           Brothers High Yield Mid-Cap Growth
                                           Bond Portfolio (j)   Portfolio (d)
                                           ------------------ ------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    $ 10.690846        $ 10.502136
   Net Assets (in thousands)                             $ -               $ 11
   Units Outstanding (in thousands)                        -                  1
   Total Return ****                                  6.91%*             36.54%
   Investment Income Ratio **                          0.00%              0.00%
   Ratio of Expenses ***                               1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                            n/a         $ 7.691858
   Net Assets (in thousands)                             n/a                $ 8
   Units Outstanding (in thousands)                      n/a                  1
   Total Return ****                                     n/a            -23.09%
   Investment Income Ratio **                            n/a              0.00%
   Ratio of Expenses ***                                 n/a              1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                            n/a        $ 10.001252
   Net Assets (in thousands)                             n/a                $ 9
   Units Outstanding (in thousands)                      n/a                  1
   Total Return ****                                     n/a             -2.95%
   Investment Income Ratio **                            n/a              0.00%
   Ratio of Expenses ***                                 n/a              1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                            n/a        $ 10.305602
   Net Assets (in thousands)                             n/a                $ 9
   Units Outstanding (in thousands)                      n/a                  1
   Total Return ****                                     n/a              3.06%
   Investment Income Ratio **                            n/a              0.00%
   Ratio of Expenses ***                                 n/a              1.50%
------------------------------------------

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(b)  Commencement of operations November 17, 2000.

(c)  Commencement of operations November 27, 2000.

(d)  Commencement of operations December 14, 2000.

(e)  Commencement of operations December 19, 2000.

(f)  Commencement of operations March 28, 2001.

(g)  Commencement of operations June 7, 2001.

(h)  Commencement of operations January 7, 2002.

(i)  Commencement of operations February 28, 2003

(j)  Commencement of operations September 25, 2003


                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account II:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of JNLNY Separate Account II as of December 31, 2003, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2003 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of JNLNY Separate Account II as of December 31, 2003, and the results of its operations, changes in net assets and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.




Chicago, Illinois
March 5, 2004

                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK



                               [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2003

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

------------------------------------------------------------------




Independent Auditors' Report                                                 1



Balance Sheets                                                               2



Income Statements                                                            3



Statements of Stockholder's Equity and Comprehensive Income                  4



Statements of Cash Flows                                                     5



Notes to Financial Statements                                                6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Detroit, Michigan
January 30, 2004

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)


------------------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31,
ASSETS                                                                             2003                 2002
                                                                             ------------------   ------------------
   Investments:
     Cash and short-term investments                                            $     38,609         $     99,729
     Investments available for sale, at fair value:
        Fixed maturities (amortized cost:  2003, $1,369,729;
             2002, $1,147,923)                                                     1,457,302            1,203,892
        Equities (cost: 2003, $157; 2002, $139)                                          148                   10
     Policy loans                                                                          4                    -
                                                                             ------------------   ------------------
         Total investments                                                         1,496,063            1,303,631

   Accrued investment income                                                          19,911               16,890
   Deferred acquisition costs                                                         65,447               70,525
   Reinsurance recoverable                                                             1,051                  834
   Receivable from Parent                                                                  -                   36
   Other assets                                                                           69                  122
   Variable annuity assets                                                           261,598              133,034
                                                                             ------------------   ------------------
         Total assets                                                           $  1,844,139         $  1,525,072
                                                                             ==================   ==================


LIABILITIES AND STOCKHOLDER'S EQUITY
   LIABILITIES
     Policy reserves and liabilities
          Reserves for future policy benefits                                   $      2,495         $        851
          Deposits on investment contracts                                         1,366,809            1,177,883
          Claims payable                                                               9,841                1,368
     Securities lending payable                                                       19,915               37,872
     Deferred income taxes                                                             9,857               12,272
     General expenses payable                                                          1,110                1,977
     Income taxes payable to Parent                                                       28                1,337
     Payable to Parent                                                                   291                    -
     Other liabilities                                                                 5,038                4,515
     Variable annuity liabilities                                                    261,598              133,034
                                                                             ------------------   ------------------
         Total liabilities                                                         1,676,982            1,371,109
                                                                             ------------------   ------------------

   STOCKHOLDER'S EQUITY
     Common stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                            2,000                2,000
     Additional paid-in capital                                                      141,000              141,000
     Accumulated other comprehensive income                                           19,205               15,409
     Retained earnings (deficit)                                                       4,952               (4,446)
                                                                             ------------------   ------------------
         Total stockholder's equity                                                  167,157              153,963
                                                                             ------------------   ------------------
         Total liabilities and stockholder's equity                             $  1,844,139         $  1,525,072
                                                                             ==================   ==================


                       See accompanying notes to financial statements.


               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


INCOME STATEMENTS
(IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------

                                                                             YEARS ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                                   2003                2002               2001
                                                              ----------------    ---------------   -----------------
REVENUES
   Premiums                                                     $      130          $     148          $      142

   Net investment income                                            81,140             55,457              24,732

   Net realized gains (losses) on investments                          199            (15,161)               (779)

   Fee income:
      Mortality charges                                                165                117                  76
      Expense charges                                                  220                160                  59
      Surrender charges                                              2,113              1,034                 844
      Variable annuity fees                                          2,894              2,071               1,989
                                                              ----------------    ---------------   -----------------
    Total fee income                                                 5,392              3,382               2,968

   Other income                                                        117                106                 141
                                                              ----------------    ---------------   -----------------

      Total revenues                                                86,978             43,932              27,204
                                                              ----------------    ---------------   -----------------

BENEFITS AND EXPENSES
   Death benefits                                                        -                 75                   -
   Market value adjustment benefits                                    110                 22                  35
   Interest credited on deposit liabilities                         60,081             46,904              20,818
    Increase in reserves, net of reinsurance recoverables               55              1,201                 217
   Other policyholder benefits                                       6,250              4,691               2,738
   Commissions                                                      21,398             41,272              24,880
   General and administrative expenses                               4,147              5,092               2,971
   Taxes, licenses and fees                                          1,284              1,651                 613
   Deferral of policy acquisition costs                            (30,214)           (52,207)            (29,495)
   Amortization of acquisition costs:
     Attributable to operations                                      9,326              6,381               1,534
     Attributable to net realized gains (losses) on
     investments                                                        82             (4,170)               (148)
                                                              ----------------    ---------------   -----------------

     Total benefits and expenses                                    72,519             50,912              24,163
                                                              ----------------    ---------------   -----------------

     Pretax income (loss)                                           14,459             (6,980)              3,041

   Income tax expense (benefit)                                      5,061             (2,443)              1,065
                                                              ----------------    ---------------   -----------------

      NET INCOME (LOSS)                                         $    9,398          $  (4,537)         $    1,976
                                                              ================    ===============   =================

                       See accompanying notes to financial statements.


               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2003                 2002                2001
                                                              -----------------   ------------------  -------------------

COMMON  STOCK
Beginning and end of year                                       $      2,000        $       2,000       $        2,000
                                                              -----------------   ------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                    141,000               71,000               31,000
   Capital contributions                                                   -               70,000               40,000
                                                              -----------------   ------------------  -------------------
End of year                                                          141,000              141,000               71,000
                                                              -----------------   ------------------  -------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                     15,409                2,957                1,521
   Net unrealized investment gains, net of tax
     of $2,044 in 2003; $6,705 in 2002 and
     $773 in 2001                                                      3,796               12,452                1,436
                                                              -----------------   ------------------  -------------------
End of year                                                           19,205               15,409                2,957
                                                              -----------------   ------------------  -------------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                     (4,446)                 91                (1,885)
   Net income (loss)                                                   9,398              (4,537)                1,976
                                                              -----------------   ------------------  -------------------
End of year                                                            4,952              (4,446)                   91
                                                              -----------------   ------------------  -------------------

TOTAL STOCKHOLDER'S EQUITY                                      $    167,157           $  153,963       $       76,048
                                                              =================   ==================  ===================


                                                                               YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                   2003                 2002                2001
                                                              -----------------   ------------------  -------------------
COMPREHENSIVE INCOME
Net income (loss)                                               $      9,398        $      (4,537)      $        1,976

Net unrealized holding gains arising during the
     period, net of tax of $1,823 in 2003;
     $5,128 in 2002 and $797 in 2001                                   3,386                9,524                1,480
Reclassification adjustment for gains (losses) included
      in net income, net of tax of $221 in 2003,
      $1,576 in 2002, and $(24) in 2001                                  410                2,928                  (44)
                                                              -----------------   ------------------  -------------------

COMPREHENSIVE INCOME                                            $     13,194        $       7,915       $        3,412
                                                              =================   ==================  ===================

                       See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------

                                                                               YEARS ENDED DECEMBER 31,
                                                                      2003                2002               2001
                                                                -------------------  ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income (loss)                                           $        9,398       $    (4,537)       $      1,976

      Adjustments to reconcile net income (loss) to
        net cash provided by (used in) operating activities:
             Net realized gains (losses) on investments                     (199)           15,161                 779
             Interest credited on deposit liabilities                     60,081            46,904              20,818
             Amortization of premium (discount) on investments             2,320                67                (568)
             Deferred income tax provision                                (4,459)           (5,037)              6,379
             Other charges                                                 2,471             2,868                 569
             Change in:
               Accrued investment income                                  (3,021)           (8,461)             (4,830)
               Deferred acquisition costs                                (20,807)          (49,996)            (28,109)
               Income taxes payable to Parent                             (1,309)            1,337                   -
               Claims payable                                              8,473             1,368                   -
               Other assets and liabilities, net                           1,463              (934)              2,207
                                                                -------------------  ----------------   -----------------
      NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                 54,411            (1,260)               (779)
                                                                -------------------  ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
      Fixed maturities and equities available for sale:
             Sales                                                        54,029            20,108               9,589
             Principal repayments, maturities, calls
               and redemptions                                            83,455            25,631              11,068
             Purchases                                                  (361,429)         (681,209)           (354,709)
      Other investing activities                                         (17,960)           28,326              (7,454)
                                                                -------------------  ----------------   -----------------
      NET CASH USED IN INVESTING ACTIVITIES                             (241,905)         (607,144)           (341,506)
                                                                -------------------  ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Policyholder's account balances:
             Deposits                                                    316,359           663,807             377,132
             Withdrawals                                                 (99,335)          (49,277)            (27,764)
      Net transfers to separate accounts                                 (90,650)          (17,103)            (34,013)
      Capital contribution                                                     -            70,000              40,000
                                                               -------------------  ----------------   -----------------
      NET CASH PROVIDED BY FINANCING ACTIVITIES                          126,374           667,427             355,355
                                                               -------------------  ----------------   -----------------
      NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
       INVESTMENTS                                                       (61,120)           59,023              13,070

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                        99,729            40,706              27,636
                                                                -------------------  ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                      $       38,609       $    99,729        $     40,706
                                                                ===================  ================   =================


                       See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred fixed annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income (loss).

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assumptions as to future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains and losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of fixed maturities is reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. The cost basis of equities is reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $58.0 million and $32.1 million at December 31, 2003 and 2002, respectively, to reflect this change.

     During 2002, poor equity market performance lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities became impaired. During 2002, the asset was reduced through increased amortization of approximately $1.0 million to reflect the impairment. No such deferred acquisition cost asset reductions were required in 2003. However, further impairments or accelerated amortization of this deferred acquisition cost asset may result if future equity market returns are below assumed levels.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     EMBEDDED DERIVATIVE
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $127 thousand in 2003 is included in increase in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $127 thousand at December 31, 2003 is included in reserves for future policy benefits.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 7.4%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the reserve is the policyholder's account value.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts, which aggregated $261.6 million and $133.0 million at December 31, 2003 and 2002, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

 3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1,312.9 million and $1,276.6 million, respectively, at December 31, 2003 and $1,134.1 million and $1,105.8 million, respectively, at December 31, 2002.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on surrender value. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $243.6 million and $121.5 million at December 31, 2003 and 2002, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2003, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2003, the carrying value of investments rated by the Company's investment advisor totaled $21.9 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                  INVESTMENT RATING                      PERCENT OF TOTAL
                  -----------------                  -------------------------
                  AAA                                          5.1%
                  AA                                           4.0
                  A                                           27.4
                  BBB                                         57.1
                                                     -------------------------
                      Investment grade                        93.6
                                                     -------------------------
                  BB                                           5.2
                  B and below                                  1.2
                                                     -------------------------
                         Below investment grade                6.4
                                                     -------------------------
                      Total fixed maturities                 100.0%
                                                     -------------------------

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $3.0 million and $3.2 million, respectively, at December 31, 2003. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2003 were $3.0 million and $3.2 million respectively.

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturities are as follows (in thousands):

                                                                     GROSS             GROSS
                                                AMORTIZED         UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2003                         COST               GAINS             LOSSES             VALUE
        --------------------------------    ------------------ ------------------ ----------------- ------------------
           U.S. Treasury securities             $        514         $       21        $        -        $       535
           Public utilities                          133,295             10,917               119            144,093
           Corporate securities                    1,031,522             74,993             1,608          1,104,907
           Mortgage-backed securities                204,398              4,437             1,068            207,767
                                            ------------------ ------------------ ----------------- ------------------
               Total                            $  1,369,729         $   90,368        $    2,795        $ 1,457,302
                                            ================== ================== ================= ==================

                                                                     GROSS             GROSS
                                               AMORTIZED          UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2002                         COST               GAINS             LOSSES             VALUE
        --------------------------------   ------------------- ------------------ ----------------- ------------------
           U.S. Treasury securities             $        515         $       33        $        -        $       548
           Public utilities                           79,776              4,969             3,128             81,617
           Corporate securities                      887,746             57,151             6,770            938,127
           Mortgage-backed securities                179,886              4,409               695            183,600
                                           ------------------- ------------------ ----------------- ------------------
               Total                            $  1,147,923         $   66,562        $   10,593        $ 1,203,892
                                           =================== ================== ================= ==================

     At December 31, 2003 and 2002, available for sale securities without a readily ascertainable market value having an amortized cost of $157.4 million and $94.2 million, respectively, had an estimated fair value of $161.6 million and $96.4 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003,
     by  contractual  maturity,   are  shown  below  (in  thousands).   Expected
     maturities may differ from  contractual  maturities where securities can be called or prepaid with or without early redemption penalties.

                                                                  AMORTIZED
                                                                     COST             FAIR VALUE
                                                              ------------------- -------------------
     Due in 1 year or less                                          $    21,614         $    22,208
     Due after 1 year through 5 years                                   308,427             330,991
     Due after 5 years through 10 years                                 781,451             841,378
     Due after 10 years through 20 years                                 48,709              49,489
     Due after 20 years                                                   5,130               5,469
     Mortgage-backed securities                                         204,398             207,767
                                                              ------------------- -------------------
        Total                                                       $ 1,369,729         $ 1,457,302
                                                              =================== ===================

     Fixed maturities with a carrying value of $535 thousand and $548 thousand were on deposit with the State of New York at December 31, 2003 and 2002, respectively, as required by state insurance law.

     As of December 31, 2003, the fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                        LESS THAN 12 MONTHS           12 MONTHS OR LONGER                 TOTAL
                                   -----------------------------------------------------------------------------------------
                                   -----------------------------------------------------------------------------------------
                                       GROSS                          GROSS                       GROSS
                                     UNREALIZED                    UNREALIZED                  UNREALIZED
                                       LOSSES       FAIR VALUE       LOSSES      FAIR VALUE      LOSSES       FAIR VALUE
                                   -------------- --------------- ------------- -------------- ------------- ---------------
     Public utilities                $       11     $     4,913     $     108     $     910      $    119      $    5,823
     Corporate securities                 1,583          75,923            25         1,970         1,608          77,893
     Mortgage-backed securities           1,005          36,812            63         3,993         1,068          40,805
                                   -------------- --------------- ------------- -------------- ------------- ---------------
       Subtotal - fixed maturities        2,599         117,648           196         6,873         2,795         124,521
     Equities                                10             148             -             -            10             148
                                   -------------- --------------- ------------- -------------- ------------- ---------------
     Total temporarily impaired
          securities                 $    2,609     $   117,796     $     196     $   6,873      $  2,805      $  124,669
                                   ============== =============== ============= ============== ============= ===============

     To the extent unrealized losses are not due to changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized position, reasons for the decline in value and expectations for the amount and timing of a recovery in value.

     Assessments include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value for, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2003, 59.6% were investment grade, 5.6% were below investment grade and 34.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 46.0% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2003, the industries representing the larger unrealized losses included insurance (12.0% of fixed maturities gross unrealized losses) and food (6.7%). Other debt securities in an unrealized loss position are primarily asset-backed securities, including collateralized debt obligations. As of December 31, 2003 asset-backed other debt securities represented 32.1% of fixed maturities gross unrealized losses, including 0.2% related to collateralized debt obligations. The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2003.

     The amount of gross unrealized losses for fixed maturities in an unrealized loss position by maturity date of the fixed maturities as of December 31, 2003 are as follows (in thousands):

          Less than one year                       $            -
          One to five years                                   197
          Five to ten years                                   967
          More than ten years                                 563
          Mortgage-backed securities                        1,068
                                                   --------------
          Total gross unrealized losses            $        2,795
                                                   ==============

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2003 and 2002, the estimated fair value of loaned securities was $19.5 million and $36.8 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $19.9 million and $37.9 million at December 31, 2003 and 2002, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2003, 2002 and 2001 is related to earnings on short-term investments, fixed maturity securities and equities. Investment expenses totaled $562 thousand, $323 thousand and $131 thousand in 2003, 2002 and 2001, respectively.

     Net realized investment gains (losses) on investments are as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                                    2003             2002            2001
                                 ------------    -------------    ------------
     Sales of fixed maturities:
         Gross gains               $  4,032        $     296       $    424
         Gross losses                (3,638)          (3,090)          (703)
     Impairment losses                 (195)         (12,367)          (500)
                                 ------------    -------------    ------------
     Total                         $    199        $ (15,161)      $   (779)
                                 ============    =============    ============

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; and an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its credit worthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the current and short term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions, such as increasing interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery, are usually determined to be temporary.

     The risks inherent in reviewing the impairment of any investment include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or the Company may later decide to sell the security as a result of changed circumstances.

     To the extent factors contributing to the impairment losses recognized in 2003, 2002 and 2001 affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," when evaluating whether impairments on its structured securities, including asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the statement of operations in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

6.   REINSURANCE

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200 thousand. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):

                                      YEARS ENDED DECEMBER 31,
                                2003            2002             2001
                            -------------    ------------     ------------
     Direct premiums          $      588       $     553        $     558
     Ceded premiums                  458             405              416
                            -------------    ------------     ------------
          Net premiums        $      130       $     148        $     142
                            =============    ============     ============

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                    DECEMBER 31,
                                2003            2002
                            -------------    ------------
     Ceded reserves           $    1,041       $     825
     Ceded - other                    10
                                                       9
                            -------------    ------------
            Total             $    1,051       $     834
                            =============    ============

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                                 2003            2002             2001
                                                             -------------    ------------     ------------
     Current tax expense (benefit)                            $   9,520         $   2,594        $ (5,314)

     Deferred tax expense (benefit)                              (4,459)                            6,379
                                                                                   (5,037)
                                                             -------------    ------------     ------------

     Provision for income taxes                               $   5,061         $  (2,443)       $  1,065
                                                             =============    ============     ============

     The provisions for 2003, 2002 and 2001 differ from the amounts determined by multiplying pretax income (loss) by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $10.8 million, $650 thousand and $(5.3) million were paid to (recovered from) JNL in 2003, 2002 and 2001, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                           DECEMBER 31,
                                                                                    2003                  2002
                                                                             -------------------    ------------------
         GROSS DEFERRED TAX ASSET
         Policy reserves and other insurance items                             $        33,542         $      22,133
         Difference between financial reporting and tax basis of
          investments                                                                    4,511                 4,410
         Other, net                                                                        154                   485
                                                                             -------------------    ------------------
         Total gross deferred tax asset                                                 38,207                27,028
                                                                             -------------------    ------------------

         GROSS DEFERRED TAX LIABILITY
         Deferred acquisition costs                                                    (17,417)              (19,741)
         Net unrealized gains on available for sale securities                         (30,647)              (19,544)
         Other, net                                                                          -                   (15)
                                                                             -------------------    ------------------
         Total gross deferred tax liability                                            (48,064)              (39,300)
                                                                             -------------------    ------------------

         NET DEFERRED TAX LIABILITY                                            $        (9,857)        $     (12,272)
                                                                             ===================    ==================


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2003, the Company had a federal tax capital loss carryforward of approximately $8.9 million, which will expire in 2007 and 2008.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2003, 2002 or 2001. The Company received capital contributions of $70.0 million and $40.0 million in 2002 and 2001, respectively.

     Statutory capital and surplus of the Company was $109.9 million and $96.0 million at December 31, 2003 and 2002, respectively. Statutory net income
     (loss) of the Company was $14.4 million, $(18.2) million, and $(13.6) million in 2003, 2002 and 2001, respectively.

     For life insurance companies, regulatory risk-based capital rules require a specified level of capital depending on the types and quality of investments held, the types of business written and the types of liabilities maintained. Depending on the ratio of an insurer's adjusted surplus to its risk-based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. JNL/NY has risk-based capital ratios for 2003 and 2002 that are significantly above the regulatory action levels.

     Effective December 31, 2002, the Insurance Department of the State of New York adopted accounting guidance permitting the reporting of certain deferred tax assets. The implementation of the revised guidance on December 31, 2002 resulted in an increase to statutory capital and surplus of $2.5 million.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $21 thousand, $21 thousand, and $102 thousand in 2003, 2002 and 2001, respectively. During 2001, the Company terminated its operating lease agreement and entered into a new lease agreement with the same landlord for less office space. The future lease obligations at December 31, 2003 relating to this lease are immaterial.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $474 thousand, $318 thousand and $129 thousand to PPM for investment advisory services during 2003, 2002 and 2001, respectively.

     The Company has an administrative services agreement with its parent, JNL, under which JNL provides certain administrative services. Administrative fees were $2.8 million, $3.5 million, and $1.1 million in 2003, 2002 and 2001, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent, JNL. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $93 thousand, $62 thousand and $44 thousand in 2003, 2002 and 2001, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent, JNL. At December 31, 2003 and 2002, JNL's liability for this plan related to the Company's employees totaled $429 thousand and $229 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company had no expense related to this plan in 2003, 2002 or 2001.

     The Company sponsors a non-qualified voluntary deferred compensation plan for certain agents. The plan assets and liabilities are held by the Company's parent, JNL, pursuant to the administrative services agreement. At December 31, 2003 and 2002, JNL's liability for this plan related to the Company's agents totaled $598 thousand and $477 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to this plan totaled $5 thousand, $44 thousand, and $31 thousand in 2003, 2002 and 2001, respectively.


NV3957 5/04